Filed with the Securities and Exchange Commission on May 24, 2024

REGISTRATION NO. 333-248863

REGISTRATION NO. 811-22651

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 12	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 202	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 70

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1345 Avenue of the Americas, New York, New York 10105

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

ALFRED AYENSU-GHARTEY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1345 Avenue of the Americas, New York, New York 10105

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485.
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 (“PEA”) to the Form N-4 Registration Statement No. 333-248863 (“Registration Statement”) of Equitable Financial Life Insurance Company (“Equitable Financial”) and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement a new Prospectus describing a modified version of the Investment Edge® 21.0 ADV series annuity contracts. The modified contracts are substantially similar to the original contracts currently registered on the Registration Statement. The modified contracts primarily differ from the original contracts in the benefits available for an additional charge. Specifically, the modified contracts offer a new living benefit, the Structured Overlay Strategies benefit, and do not offer the Return of Premium death benefit. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or any supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein. This Post-Effective Amendment No. 12 incorporates by reference the information contained in Part A and Part B of Post-Effective Amendment No. 11 filed on April 22, 2024.

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Rate Sheet Supplement dated [ ], 2024 to the current prospectus for:

Investment Edge® 21.0 Series ADV with Structured Overlay Strategies

This Rate Sheet Supplement updates certain information in the prospectus dated [ ], 2024 you received and any supplements to the prospectus (collectively, the “Prospectus”). You should read this Rate Sheet Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Rate Sheet Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group toll-free at 1-800-789-7771.

The following information updates the “Ongoing Fees and Expenses (annual charges)” row of the “Important Information You Should Consider About the Investment Edge®ADV Contract” section of the Prospectus, taking into account the current charges for the Strategies currently offered under the Structured Overlay Strategies benefit disclosed later in this Rate Sheet Supplement.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. The fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract	0.00%	0.00%
Investment options (Portfolio fees and expenses)(1)	0.57%	2.65%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(2)	[ ]%	[ ]%

(1)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

(2)  Expressed as an annual percentage of the Covered Amount.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $[ ]	Highest Annual Cost $[ ]
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges or advisory fees • No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive optional benefits (Structured Overlay Strategies benefit)(1) and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

(1) This estimate assumes you select the most expensive Strategy currently available with $100,000 Covered Amount.

Under the Structured Overlay Strategies benefit, the following charges apply to Strategies that have a Strategy Start Date on or after [ ], 2024 until superseded by a subsequent Rate Sheet Supplement. For as long as this Rate Sheet Supplement is in effect, we will apply the charges in this Rate Sheet Supplement to Strategies that begin while this Rate Sheet Supplement is in effect. We will file a new Rate Sheet Supplement at least [10] business days before new charges go into effect.

Benchmark		Benchmark Overlay Coverage	Strategy Duration
Equity Index	Benchmark Composition		3 Years	5 Years	7 Years	10 Years
S&P 500 Total Return Index	100%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	80%/20%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	60%/40%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Total Return Index	100%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	80%/20%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	60%/40%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Daily Total Return (Gross) Index	100%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	80%/20%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	60%/40%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
NASDAQ-100 Total Return Index	100%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	80%/20%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	60%/40%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%

Investment Edge® 21.0 ADV
#838962

Benchmark		Benchmark Overlay Coverage	Strategy Duration
Equity Index	Benchmark Composition		3 Years	5 Years	7 Years	10 Years
MSCI Emerging Markets Daily Total Return (Gross) Index	100%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	80%/20%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	60%/40%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
FTSE 100 Total Return Index	100%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	80%/20%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%
	60%/40%	Full Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-10% Floor Protection	[ ]%	[ ]%	[ ]%	[ ]%
		-20% Buffer Protection	[ ]%	[ ]%	[ ]%	[ ]%

The applicable charge for a Strategy is set forth in the Rate Sheet Supplement in effect when the Strategy begins, and will not change for the duration of that Strategy. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy, subject to the guaranteed maximum charge set forth in the Prospectus.

For information about the charge applicable to your Strategies, please contact your financial professional or the customer service group toll-free at 1-800-789-7771. You can also visit www.equitable.com to view the current rates. Historical rates may be found in Appendix “Historical Rate Sheet Supplement Information” to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File Nos. 333-248863 (Investment Edge® ADV EFLIC) or 333-265030 (Investment Edge® ADV EFLOA).

Investment Edge® 21.0 Series ADV with Structured Overlay Strategies

Variable and index-linked individual and group flexible premium deferred annuity contract

Prospectus dated [   ], 2024

Equitable Financial Life Insurance Company of America Equitable America Variable Account No. 70A

Equitable Financial Life Insurance Company

Separate Account No. 70

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is Investment Edge® 21.0 Series ADV with Structured Overlay Strategies?

Investment Edge® 21.0 Series ADV with Structured Overlay Strategies (“Investment Edge® ADV”) is a variable and index-linked individual and group flexible premium deferred annuity contract issued by the Company. The contract provides for the accumulation of retirement savings. The contract also offers a living benefit and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our investment options: (i) variable investment options listed in Appendix “Portfolio Companies available under the contract”, (ii) the Segments of the Structured Investment Option (“SIO”), or (iii) the account for dollar cost averaging. The SIO gives you the opportunity to earn interest that we will credit based, in part, on the performance of an external index over a set period of time, although you could also experience a negative return and a significant loss of principal and previously credited interest. Contract owners should carefully read the accompanying SIO prospectus, which contains additional information relating to the SIO.

Index-linked investment options are complex insurance and investment vehicles and you should speak with a financial professional about the features, benefits, risks, and fees and whether the SIO is appropriate for you based on your financial situation and objectives.

For an additional fee, you can elect one or more Strategies under the Structured Overlay Strategies benefit, which is a living benefit designed to protect against market downturns based, in part, on the performance of a specified Benchmark index (or indices) over a set period of time. Prior to the end of that period, Strategies may have an interim Strategy Value that you can access.

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

Types of contracts. We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.
•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

The Investment Edge® ADV contract is available through advisors who charge an advisory fee for their services, and this fee is in addition to contract fees and expenses. If you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and may also be subject to federal and state income taxes and a 10% federal penalty tax.

If you are a new investor in the contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total account value. You should review this Prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract.

Investment Edge® 21.0 ADV

#822080

Contents of this Prospectus

When we address the reader of this Prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

Definitions of key terms

Absolute Value — The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, for purposes of the Strategy Rate of Return calculation, the absolute value of the Benchmark Performance Rate is simply the Benchmark Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Benchmark Performance Rate is 3%).

Account Value — Your account value is the total of the values you have in the (i) variable investment options, (ii) the Segments of the Structured Investment Option (“SIO”), (iii) the Segment Type Holding Accounts, (iv) the account for dollar cost averaging, (v) the Strategy Holding Account, and (vi) the Strategies under the Structured Overlay Strategies benefit.

Annuitant — The “annuitant” is the person who is the measuring life for determining the contract’s maturity date (if applicable). The annuitant is not necessarily the contract’s owner. Where the owner of the contract is a non-natural person, such as a company or trust, the annuitant is the measuring life for determining benefits under the contract.

Benchmark — A single equity index or a combination of an equity index and a bond index (see “Benchmark Composition”), the performance of which is used to calculate the Strategy Payoff for a Strategy under the Structured Overlay Strategies benefit. The Benchmark is not used to calculate the Strategy Value for a Strategy on any day other than the Strategy End Date.

Benchmark Composition — The mix between the equity index and bond index, as applicable, that comprise the Benchmark for a particular Strategy.

Benchmark Overlay Coverage — The type of downside protection provided by a Strategy under the Structured Overlay Strategies benefit.

Benchmark Performance Rate — For any Strategy under the Structured Overlay Strategies benefit, the percentage change in the closing value of the related Benchmark from the Strategy Start Date to the Strategy End Date or any day prior to the Strategy End Date. If for any reason the closing value of any index underlying the Benchmark is not published, we will use the last published closing value of such index to calculate the Benchmark Performance Rate. The Benchmark Performance Rate may be positive, negative, or zero.

Buffer Protection — A type of Benchmark Overlay Coverage that provides a positive rate of return equal to the Absolute Value of the Benchmark’s negative performance, up to a maximum amount called the Buffer.

Business Day — Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day. For purposes of the Strategies under the Structured Overlay Strategies benefit, a business day is generally any day that the NYSE and the U.S. Bond market are open for regular trading.

Company — Refers to Equitable Financial Life Insurance Company of America (“Equitable America”) or Equitable Financial Life Insurance Company (“Equitable Financial”). The terms “we”, “us”, and “our” are also used to identify the issuing Company. Equitable America does not do business or issue contracts in the state of New York. Generally, Equitable America will issue contracts in all states except New York and Equitable Financial will issue contracts in New York. However, if any selling agent is an Equitable Advisors financial professional who has a business address in the state of New York, the issuing Company will be Equitable Financial, even if the contract is issued in a state other than New York.

Contract Date — The “contract date” is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution, if any. Your contract date will be shown in your contract.

Contract date anniversary — The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1st, your contract date anniversary is April 30th. If the contract date anniversary falls on a nonbusiness day, then the transaction date for any transaction that is scheduled to occur on such anniversary will be the immediately preceding business day.

Contract Year — The “contract year” is the 12-month period beginning on your contract date and each 12-month period after that date.

Covered Amount — The amount of protection you have elected for a given Strategy under the Structured Overlay Strategies benefit. The Covered Amount is not a cash value and cannot be withdrawn. It is solely used for calculating the Strategy Payoff, Strategy Value, and the charge for each Strategy.

Floor Protection — A type of Benchmark Overlay Coverage that provides a positive rate of return equal to the Absolute Value of the amount by which the Benchmark’s negative performance has declined in excess of the Floor.

Free look — If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your “Free look” right under the contract. Your refund will generally reflect any gain or loss in your account value.

Full Protection — A type of Benchmark Overlay Coverage that provides a positive rate of return equal to the Absolute Value of the Benchmark’s negative performance, without limitation.

IRA — Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

Linked Managed Account — A managed investment account you hold at an external financial institution which is linked to your Investment Edge® ADV contract.

Maturity date — The contract’s “maturity date” is generally the contract date anniversary that follows the annuitant’s 95th birthday.

NQ contract — Nonqualified annuity contract.

Owner — The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

Rate Sheet Supplement — A supplement to the Prospectus that specifies the current charges applicable to new Strategies elected under the Structured Overlay Strategies benefit. After a Strategy has begun, the charge will not change for the Strategy Duration. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy, subject to the guaranteed maximum charge. We periodically file a Rate Sheet Supplement with the SEC that discloses the rates that will apply to Strategies beginning on a specified future date. The rates disclosed in our Rate Sheet Supplement may be found in Appendix “Historical Rate Sheet Supplement Information” to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Numbers 333-248863 or 333-265030.

Separate Account — Equitable America Variable Account No. 70A is a separate account of Equitable Financial Life Insurance Company of America under Arizona Insurance Law and Separate Account No. 70 is a separate account of Equitable Financial Life Insurance Company under special provisions of New York Insurance Law.

Strategy — A protection option under the Structured Overlay Strategies benefit with a specific Benchmark, Strategy Duration, and Benchmark Overlay Coverage.

Strategy Duration — The period from the Strategy Start Date to the Strategy End Date.

Strategy End Date — The business day on which a Strategy under the Structured Overlay Strategies benefit ends, which is generally the last business day of the Strategy Duration. If the Strategy End Date falls on a non-business day, the Strategy End Date will be the prior business day.

Strategy Holding Account — An account that holds all amounts submitted to pay charges for the Strategies under the Structured Overlay Strategies benefit. The Strategy Holding Account is part of the EQ/Money Market variable investment option.

Strategy Payoff — The amount of the payout (if any) you receive on the Strategy End Date if you maintain a Strategy under the Structured Overlay Strategies benefit to the Strategy End Date.

Strategy Rate of Return — The rate of return earned by a Strategy under the Structured Overlay Strategies benefit as calculated on the Strategy End Date. The Strategy Rate of Return is calculated by applying the Benchmark Overlay Coverage to the Benchmark Performance Rate under the Strategy.

Strategy Start Date — The business day on which a Strategy under the Structured Overlay Strategies benefit starts, which is generally the next Thursday from the day of election that is also a business day. If a Thursday is a non-business day, the Strategy Start Date will be the prior business day.

Strategy Type — All Strategies under the Structured Overlay Strategies benefit that have the same Benchmark, Strategy Duration, and Benchmark Overlay Coverage.

Strategy Value — The account value in a Strategy under the Structured Overlay Strategies benefit from the Strategy Start Date to the business day prior to the Strategy End Date. On the Strategy End Date, the Strategy Value is referred to as the Strategy Payoff.

Structured Investment Option — the Structured Investment Option or SIO, gives you the opportunity to earn interest that we will credit by investing in one or more Segments, each of which provides performance tied to the performance of an Index for a set period. You could also experience a negative return and a significant loss of principal and previously credited interest. See the SIO prospectus for more information.

Structured Overlay Strategies benefit — An optional living benefit rider that provides protection against certain losses based on a Benchmark over a specified period.

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
account value	Annuity Account Value

cost basis	Your investment in the contract (generally equals the contributions you made, less any amounts you previously withdrew that were not taxable)

unit	Accumulation Unit

Important Information You Should Consider About The Investment Edge® ADV Contract

FEES AND EXPENSES
Charges for Early Withdrawals

There is no withdrawal charge.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 100% loss of the Segment Investment. See the SIO prospectus for more information.

Transaction Charges	You may be charged for certain transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. The fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract	0.00%	0.00%
Investment options (Portfolio fees and expenses)(1)	0.57%	2.65%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(2)	See Rate Sheet Supplement	See Rate Sheet Supplement

(1) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

(2) Expressed as an annual percentage of the Covered Amount.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $[ ]	Highest Annual Cost See Rate Sheet Supplement

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Portfolio fees and expenses

•   No optional benefits

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits (Structured Overlay Strategies benefit)(1) and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

(1) This estimate assumes you select the most expensive Strategy currently available with $100,000 Covered Amount.

For additional information about ongoing fees and expenses see “Fee Table” and “Charges and deductions” in the Prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Any withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus, as well as, “Risks factors” and “Structured Investment Option” in “Description of the Structured Investment Option” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations under the contract and optional benefit riders, including the SIO, and the Structured Overlay Strategies benefit, are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/ financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option.

For more information see “The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus. See also the SIO prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your ability to contribute to any of the investment options or to elect any Strategy Types under the Structured Overlay Strategies benefit.

Withdrawals, including withdrawals to pay advisory fees, may reduce the Covered Amount of the Strategy(ies) you have elected under the Structured Overlay Strategies benefit by an amount greater than the value withdrawn, and/or could terminate the Strategy(ies).

If you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit, may reduce the Strategy Value and/or Strategy Payoff (if any) of the Strategies under the Structured Overlay Strategies benefit, and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract” in the Prospectus.

If the charges for all Strategies under the Structured Overlay Strategies benefit are not received within 8 business days from the quarterly billing date, all active Strategies may be terminated. In the case of new Strategy elections, if the charges for the new Strategy(ies) are not received within 8 business days from the billing date (which is the business day prior to the Strategy Start Date), the new Strategy(ies) may be terminated).

We may suspend or terminate any Strategy Type under the Structured Overlay Strategies benefit.

We may substitute an alternative index underlying a Benchmark for the Strategies under the Structured Overlay Strategies benefit or we may end a Strategy prior to its scheduled Strategy End Date if an alternative index cannot be found.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Overview of the Contract

Purpose of the Contract

The contract is designed to help you accumulate assets through investments in underlying Portfolios and the SIO during the accumulation phase. It can provide or supplement your retirement income by providing a stream of income payments during the annuity phase. It also provides a living benefit, called the Structured Overlay Strategies benefit, to protect against market downturns based, in part, on the performance of a specified Benchmark over a set period of time. The contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently, or who intend to engage in frequent transfers of the underlying Portfolios.

Phases of the Contract

The contract has two phases: an accumulation (savings) phase and an income (annuity) phase.

Accumulation (Savings) Phase

During the accumulation phase, you can allocate your contributions and/or Strategy Payoffs from the Structured Overlay Strategies benefit to one or more of the available investment options, which include:

•	variable investment options;

•	Segments of the SIO which are index-linked investment options (see the SIO prospectus for more information);

•	the Segment Type Holding Accounts; and

•	the account for dollar cost averaging.

For additional information about each underlying Portfolio see Appendix “Portfolio Companies available under the contract.”

Income (Annuity) Phase

You enter the income phase when you annuitize your contract. During the income phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. You can elect to receive annuity payments (1) for life; (2) for life with a certain minimum number of payments; or (3) for life with a certain amount of payment. Please note that when you annuitize, your investments are converted to income payments and you will no longer be able to make any additional withdrawals from your contract. All accumulation phase benefits terminate upon annuitization and the contract has a maximum annuity commencement date.

Contract Features

The contract provides for the accumulation of retirement savings and income. The contract offers income protection, and offers various payout options.

Access to Your Money

During the accumulation phase you can take withdrawals from your contract. Withdrawals will reduce your account value and may be subject to income taxes and a tax penalty if you are younger than 59 1⁄2. Withdrawals of Strategy Value will also reduce your Covered Amount under the Structured Overlay Strategies benefit and the amount of the reduction may be greater than the dollar amount of the withdrawal.

Death Benefit

Your contract includes a standard death benefit that pays your beneficiaries an amount equal to your account value.

Structured Overlay Strategies

For an additional fee, you can elect one or more Strategies under the Structured Overlay Strategies benefit, which is a living benefit designed to protect against market downturns based, in part, on the performance of a specified Benchmark over a set period of time. Prior to the Strategy End Date, Strategies may provide an interim value which can be accessed.

Rebalancing and Dollar Cost Averaging

You can elect to have your account value automatically rebalanced at no additional charge. We offer two rebalancing programs that you can use to automatically reallocate your account value among your variable investment options. You can also elect to allocate your investments using a dollar cost averaging program at no additional charge. Generally, you may not elect both a dollar cost averaging program and a rebalancing option. Strategy Values are excluded for purposes of rebalancing.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees, death or income guarantee benefits and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether this contract and any optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, tax planning needs, time horizons and risk tolerance.

Fee based programs

You may purchase an Investment Edge® ADV contract only if you are a participant in an account established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary we approve. If you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit, may reduce any Strategy Value, Strategy Payoff, and/or the Covered Amount under the Structured Overlay Strategies benefit, and may also be subject to federal and state income taxes and a 10% federal penalty tax.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”. The fees and expenses for the ADV series do not reflect any advisory fees paid to investment advisors from the account value or other assets of the owner and the cumulative effect of these charges would increase the overall cost of an Investment Edge® ADV contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge	None
Transfer Fee(1)	$35
Third Party Transfer or Exchange Fee(2)	$125
Special Service Charges(3)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date)(4)	100% of Segment Investment

(1)

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(2)

Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. This charge will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(3)

Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; (4) check preparation charge (the sum of this charge will never exceed 2% of the amount distributed); and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)

The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Option, Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Growth Multiplier Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer, if any, will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance may be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base Contract Expense	None

Optional Benefits Expenses

Structured Overlay Strategies benefit charge (as a percentage of the Covered Amount)(1)(2)	[6.00]%(3)

(1)	There is no charge for this benefit unless you elect a Strategy. A separate charge applies to each Strategy you elect.

(2)	The Covered Amount is the amount of protection you have elected for a given Strategy.

(3)

Expressed as an annual percentage of the Covered Amount for each Strategy elected. This is the guaranteed maximum charge for any individual Strategy you elect for the life of your contract. Current charges for the Strategies currently offered under the Structured Overlay Strategies benefit are disclosed in a Rate Sheet Supplement to this Prospectus. The applicable charge for a Strategy is set forth in the Rate Sheet Supplement in effect on the Strategy Start Date, and will not change for the duration of that Strategy. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy, subject to the guaranteed maximum charge.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(1)	0.57%	2.65%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(1)	0.54%	2.36%

(1)

“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses and annual Portfolio expenses. These examples do not reflect any advisory fees paid to investment advisors from the account value or other assets of the owner; however, if they did the expenses shown would be higher.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive annual Portfolio expenses and that all account value is in the variable investment options. The examples assume the Structured Overlay Strategies benefit (at its maximum charge) with $100,000 Covered Amount.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period								If you do not surrender your contract
	1 year		3 years		5 years		10 years		1 year		3 years		5 years		10 years
InvestmentEdge® ADV	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The Company

Equitable America is an Arizona stock life insurance corporation organized in 1969 with an administrative office located at 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333. Equitable Financial is a New York stock life insurance corporation doing business since 1859 with its home office located at 1345 Avenue of the Americas, New York, NY 10105. We are indirect wholly owned subsidiaries of Equitable Holdings, Inc.

We are licensed to sell life insurance and annuities in all fifty states (except Equitable America is not licensed in the state of New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Equitable Client portal to access information about your account and to complete certain requests through the internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions P.O. Box 1424 Charlotte, NC 28201

For contributions sent by express delivery:

Retirement Service Solutions 8501 IBM Dr, Ste 150-IR Charlotte, NC 28262

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions P.O. Box 1424 Charlotte, NC 28201

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions 8501 IBM Dr, Ste 150-IR Charlotte, NC 28262

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 8501 IBM Dr, Ste 150-IR, Charlotte, NC 28262.

Reports we provide (in electronic form, or if you do not enroll in electronic delivery, in paper form):

•	written confirmation of financial transactions and certain nonfinancial transactions, including termination of a systematic withdrawal option;

•	statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

•	annual statement of your contract values as of the close of the contract year.

For jointly owned contracts (if applicable), we provide reports to the primary joint owner’s address on file.

Equitable Client portal:

With your Equitable Client portal account you can expect:

•	Account summary. View your account values, and select accounts for additional details.

•	Messages and alerts. Stay up to date with messages on statement availability, investment options and important account information.

•	Profile changes. Now it’s even easier to keep your information current, such as your email address, street address and eDelivery preferences.

•	Manage your account. Convenient access to service options for a policy or contract, from viewing account details and documents to completing financial transactions.

•	Investments details. Intuitive charts show the breakdown of your key investments.

Don’t forget to sign up for eDelivery!

Visit equitable.com and click sign in to register today.

Equitable Client portal is normally available seven days a week, 24 hours a day. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the internet are genuine. For example, we will require certain personal identification information before we will act on internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options”.

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We generally require that the following types of communications be on specific forms we provide for that purpose (and submitted in the manner that the forms specify):

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth IRA contract;

(3)	tax withholding elections (see withdrawal request form);

(4)	election of the Beneficiary continuation option;

(5)	IRA contribution recharacterizations;

(6)	Section 1035 exchanges;

(7)	direct transfers and rollovers;

(8)	election of an annuity payout option;

(9)	death claims;

(10)	change in ownership (NQ only, if available under your contract);

(11)	purchase by, or change of ownership to, a nonnatural owner;

(12)	requests to collaterally assign your NQ contract;

(13)	requests to transfer into and among the investment options, reallocate, rebalance and change your future allocations; and

(14)	withdrawal requests;

(15)	election of a Strategy;

(16)	providing instructions for allocating Strategy Payouts on the Strategy End Date;

(17)	requests for withdrawals, including full and partial withdrawals of Strategy Value; and

(18)	updating linked managed account information.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender; and

(3)	dollar cost averaging (if available).

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	dollar cost averaging (if available);

(2)	substantially equal withdrawals;

(3)	systematic withdrawals; and

(4)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Equitable Client portal to contact us and to complete such requests through the internet. In the future, we may require that certain requests be completed online. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

1. Purchasing the contract

How you can purchase and contribute to your contract

You may purchase a contract by submitting a complete application. You may also fund your contract (at the time of your application and thereafter) by making payments to us that we call “contributions.” We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. Maximum contribution limitations also apply. The tables in Appendix “Rules regarding contributions to your contract” summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and rules for contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

We currently do not accept any contribution to your contract if: (i) the sum total of all contributions under all Investment Edge® series contracts with the same owner or annuitant would then total more than $1,500,000 or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including issue age, the total amount of contributions, investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix “State contract availability and/or variations of certain features and benefits”.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining certain contract features. The “annuitant” is the person who is the measuring life for determining the contract’s maturity date (if applicable). The annuitant is not necessarily the contract owner. Where the owner of a contract is a non-natural person such as a company or trust, the annuitant (or the older of two joint annuitants, if applicable) is the measuring life for determining certain contract features.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary and must be age 95 or younger. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Spousal continuation is discussed in the “Benefits available under the contract” section.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Certain features of your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these features will be based on the age of the annuitant or the older of two joint annuitants, if applicable. If the contract is jointly owned, these features will be based on the older of the two owners. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to the Company (for subsequent contributions please write your contract number on the check). We may also apply contributions made pursuant to an exchange intended to be a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of Equitable Advisors, Equitable Advisors will direct us to hold your initial contribution, if any, whether received via check or wire,

in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers” while Equitable Advisors ensures your application is complete and that suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to you within the applicable

Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, any contribution you submitted with your application will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the business day we receive the missing information.

If your financial professional is with a selling broker-dealer other than Equitable Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the business day we receive the missing information.

What are your investment options under the contract?

Your investment options are the following:

•	variable investment options;

•	Segments available under the SIO (see the SIO prospectus for more information); and

•	dollar cost averaging account.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/ Money Market variable investment option.

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options, to add variable investment options and to limit the number of variable investment options which you may elect.

SIO

The SIO provides you with the opportunity to earn interest that we will credit based, in part, on the performance of external indexes over a set period of time. Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest. Please see the SIO prospectus for more information.

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”) is an affiliate of the Company and serves as the investment adviser of the Portfolios of EQ Advisors Trust (the “affiliated Trust”). For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trust and is responsible for retaining or discontinuing the services of those sub-advisers.

Information regarding each of the currently available Portfolios, their type, their investment adviser(s) and/or sub-adviser(s), their current expenses, and their current performance is available in an appendix to the prospectus. See Appendix “Portfolio Companies available under the contract.”

Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio. You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. In order to obtain copies of the Portfolios’ prospectuses, you may call one of our customer service representatives at 1-800-789-7771, or visit www.equitable.com/ICSR#EQH161810.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/ or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives advisory fees and Equitable Investment

Management, LLC, an affiliate of Equitable IMG, receives administration fees in connection with the services to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that use the EQ volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that use the EQ volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program. Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Allocating your contributions

Your initial contribution, if any, will be allocated to the EQ/Money Market investment option for 5 days and cannot be transferred until the end of that period. Any subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit (either in writing or electronically, depending on the form being used) new allocation instructions on a form that we provide. The maximum number of investment options that may be listed in your allocation instructions on file or for rebalancing (whether scheduled/ recurring or one time) is 100.

Transfers. Generally, you may transfer your account value among the investment options. We may, at any time, exercise our right to terminate transfers to any of the investment options, to add variable investment options, and to limit the number of investment options which you may elect.

Transfer requests do not change the allocation instructions on file for any future contribution or scheduled/recurring rebalancing. This means that upon the next scheduled/ recurring rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. For more information about transferring your account value, please see “Transferring your money among investment options”.

You may also provide instructions for a one-time rebalancing of your account.

Allocation instruction changes. You may change your instructions for allocations of future contributions. Please note that an allocation change for future contributions will not automatically change the scheduled/recurring rebalancing instructions on file for your account.

Your responsibility for allocation decisions

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Certain Equitable Advisors financial professionals who are registered as investment advisory representatives (IARs) of Equitable Advisors may enter into a separate agreement with you to provide investment advice for a fee regarding the management of your Series ADV contract. That arrangement will be governed by a separate investment advisory contract, and different terms and conditions will apply (as set forth in that separate investment advisory contract and related disclosures, such as pertinent Forms ADV Part 2A). If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply, particularly with regard to any fee-based arrangement you may have in connection with your Series ADV contract.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect any investment gain or loss in variable investment options, through the date we receive your contract. Some states, however, require that we refund the full amount of your contributions, if any. In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your “free look” period, depend on whether you purchased the contract as a replacement. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contributions. When required by applicable law to return the full amount of your contributions, we will return the greater of your contributions or your contract’s account value.

Please note that if you are invested in Segments of SIO when you free look your contract, the Segment Interim Value will apply. See the SIO prospectus for more information.

Please note that if you have active Strategies under the Structured Overlay Strategies benefit when you free look your contract, the Strategy Value, if any, will apply. See “Benefits available under the contract” for more information.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received any contributions or not; or

•	you surrender your contract and there is a Strategy without Strategy Value at the time of surrender.

Please see “Tax information” for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its account value”. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your account value upon surrender may be greater than your contributions to the contract. Please see “Tax information”.

Fee based programs

Currently, you may purchase an Investment Edge® ADV contract only if you are a participant in an account established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary we approve (including Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”), one of the distributors of the contracts and an affiliate of the Company). We may, in the future, offer Investment Edge® ADV contracts through other means. The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract and generally provide for various brokerage services. If you purchase an Investment Edge® ADV contract through a fee-based arrangement and later terminate the arrangement, your contract will continue in force. There may be charges associated with the fee-based arrangement should you decide to no longer participate in the arrangement. Please consult with your program sponsor for more details about your fee-based program. Deducting amounts from your contract to pay advisory fees will be treated as withdrawals and will reduce your death benefit and may also be subject to taxes and penalties. If you elect to directly pay the advisory fee from your account value using our specific form (the Advisory Authorization Form), deductions from the account value will not be subject to federal and state income taxes nor the 10% federal penalty tax if up to the amount specified in the form. See “Partial withdrawals” in “Withdrawing your account value” and “Fee-based expenses” in “Charges the Company deducts” for more information about advisory fees and expenses under fee-based programs.

Please discuss with your program sponsor the ramifications of withdrawing advisory fees from your account value before taking or authorizing such withdrawals.

2. Benefits available under the contract

Summary of Benefits

The following table summarizes important information about the benefits available under the contract during the accumulation phase.

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Charge		• Available only at contract purchase
Rebalancing	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Must rebalance 100% of account value
Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $5,000 minimum to begin program
Structured Overlay Strategies	Provides protection against market downturns based, in part, on the performance of a specified Benchmark over a set period of time.	Standard, but the election of a Strategy (or Strategies) is optional	[5.00]%(1)	See Rate Sheet Supplement(2)

•  Contract owner must own a Linked Managed Account at issue

•  Strategies with a Strategy End Date after contract owner age 95 or any remaining death benefit distribution period are not available

•  Maximum Covered Amount is $10 million

•  Strategies may terminate if charges are not received within [8] business days

•  Strategy Types may be suspended or terminated

•  The indices underlying a Benchmark may be substituted or a Strategy may end prior to its scheduled Strategy End Date if an alternative index cannot be found

•  Strategies without Strategy Value cannot be cancelled or have their Covered Amount decreased

•  Withdrawals or transfers of Strategy Value from a Strategy prior to the Strategy End Date, including payment of advisor fees, could significantly reduce or terminate the Covered Amount

•  Assignments of the contract are generally not permitted while any Strategy is active; no Strategy may be elected while an assignment is in effect

(1)	Expressed as a percentage of the Covered Amount. There is no charge for this benefit unless you elect a Strategy. Each Strategy you elect will be subject to its own charge.

(2)

Current charges for the Strategies currently offered under the Structured Overlay Strategies benefit are disclosed in a Rate Sheet Supplement to this Prospectus. The applicable charge for a Strategy is set forth in the Rate Sheet Supplement in effect on the Strategy Start Date, and will not change for the duration of that Strategy. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy, subject to the guaranteed maximum charge.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. A beneficiary change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We are not liable for any payments we make or actions we take before we receive the change. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (the standard death benefit). We determine the amount of the death benefit as of the date we receive satisfactory proof of the owner’s or older joint owner’s, if applicable, death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (“date of claim”). Payment of the death benefit terminates the contract.

When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death (the “1-year rule”), which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For NQ contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For NQ contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner of an NQ contract and your spouse is the sole primary beneficiary, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” or under our Beneficiary continuation option; or

•	for traditional and Roth IRA contracts, roll the death benefit proceeds over into another similar arrangement.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the account value as of the date your spouse’s new contract is issued. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

Non-spousal single owner contract continuation

For single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death, continue the contract under the Beneficiary Continuation option. If the contract continues, no additional contributions will be permitted. Any such election must be made in accordance with our rules at the time of death.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or account value (if the younger owner dies first) must generally be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the terms of the supplemental contract supersede the terms of the contract.

If the older owner dies first, the surviving owner can elect to (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues (other than under the Beneficiary continuation option), no additional contributions will be permitted.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 95 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In addition, where such a contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	If the annuitant was neither the deceased or the surviving spouse, the surviving spouse can elect to become the annuitant and supersede the named annuitant. Alternatively, the surviving spouse can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

For jointly owned NQ contracts, if the older spouse dies first, the surviving owner can (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract under the Spousal continuation option; or (4) continue the contract under the Beneficiary continuation option.

If the contract continues under the Spousal continuation option:

•	The surviving spouse becomes the sole owner. If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

•	If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract. If the annuitant was neither the deceased or the surviving spouse, the surviving spouse can elect to become the annuitant and supersede the named annuitant. Alternatively, the surviving spouse can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

For single owner NQ contracts with a sole spousal beneficiary, the sole spousal beneficiary can (1) take the death benefit as a lump sum payment within five years of the deceased owner’s death; (2) annuitize within one year; (3) continue the contract under the Spousal continuation (if eligible per the age restriction); or (4) continue the contract under the Beneficiary continuation option.

If the contract continues under the Spousal continuation option:

•	The sole spousal beneficiary becomes the sole owner. If the deceased owner was also the annuitant, the sole spousal beneficiary becomes the annuitant.

•	If the deceased owner was a joint annuitant, the contract will become a single annuitant contract. If the deceased owner was not the annuitant, the sole spousal beneficiary can elect to become the annuitant and supersede the named annuitant. Alternatively, the sole spousal beneficiary can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

Non-natural owner with spousal joint annuitants. For contracts with a non-natural owner and spousal joint annuitants:

•	If the younger spouse dies first, no death benefit is payable. The contract continues unchanged.

•	If the older spouse dies first, the surviving younger spouse can (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract under the Spousal continuation option; or (4) continue the contract under the Beneficiary continuation option.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts. For NQ contracts, this feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract instead of receiving the death benefit in a single sum.

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	All payments are taxable to the extent there are gains remaining in the contract.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, and any need for immediate income.

Other Benefits

Dollar cost averaging

We offer a dollar cost averaging program via scheduled transfers from the EQ/Money Market investment option to the other available investment options. The program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the investment options, to add investment options, and to limit the number of investment options which you may elect.

You may dollar cost average from the EQ/Money Market investment option, subject to the following:

•	Initial contributions to the program must be at least $5,000 (i.e., your value in the EQ/Money Market variable investment option must be at least $5,000 when you begin the program).

•	Contributions into the program may be new contributions, or you may transfer amounts allocated to other variable investment options to initiate the program. You can make additional contributions to a program after a program has started.

•	You may choose either a 3 month, 6 month, or 12 month time period for participation in the dollar cost averaging program; however, you may only have one time period in effect at any time and once you select a time period, you may not change it and subsequent contributions or transfers into the program will not extend the duration of an existing program.

•	Currently, your account value may only be transferred from the program into the variable investment options on a monthly basis. We may offer these programs in the future with transfers on a different basis.

•	For the program, you may select different variable investment options than those in your allocation instructions on file, except that you may not do so on your initial application for the contract.

•	If the value in the EQ/Money Market variable investment option is less than or equal to the scheduled transfer amount, the entire amount in the account will be transferred and the program will terminate.

•

You can enroll in a dollar cost averaging program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the EQ/Money Market variable investment option. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options or the Segment Type Holding Account(s) if you are allocating to Segments in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a nonbusiness day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

For example, assume you enroll in a 3-month dollar cost averaging program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program’s allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution.

•	If you enroll in a dollar cost averaging program and the transfer date is the 29th, 30th or 31st day of the month, for any subsequent month in your program with less than 29, 30 or 31 days respectively, the transfer will take place on the first business day of the following month and continue on the first of every month.

•	If you request to transfer 100% out of your program, your program will terminate. A manual transfer of 100% of the amount out of the EQ/Money Market will terminate the DCA program. A partial transfer is allowed and will not terminate the DCA.

•	The scheduled/recurring rebalancing program is available while the dollar cost averaging program is in effect. However, rebalancing is not available for amounts allocated to a Segment Type Holding Account or to any Segment or Strategy or for amounts held in the Strategy Holding Account.

•	If you make subsequent contributions into an existing DCA account with allocation instructions that differ from those on file, we will update the current instructions for the remainder of the program and they will become the new instructions on file.

•	You may cancel your participation in the program at any time by notifying us in writing. If you terminate your program, we will allocate any remaining amounts in your program pursuant to your program allocations instructions on file.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging program. Note that participation in the dollar cost averaging program is not cancelled by your request for a one-time rebalancing of your account. The dollar cost averaging program is not available in all states. See Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability.

Rebalancing your account value

Our rebalancing program offers two options — scheduled/ recurring rebalancing and one-time rebalancing — that you can use to automatically reallocate your account value among the variable investment options.

To enroll in the scheduled/recurring rebalancing program, you must notify us in writing by completing our investment option selection form, telling us:

(a)	in whole percentages only, the percentage you want invested in each investment option, and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your scheduled/recurring rebalancing program is in effect, we will transfer amounts among each variable investment option, so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value must be included in the scheduled/recurring rebalancing program. Currently, we permit rebalancing of up to 100 investment options.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

You may elect or terminate the scheduled/recurring rebalancing program at any time. You may also change your allocations under the scheduled/recurring program at any time. Once enrolled in the scheduled/recurring rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our scheduled/recurring rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your scheduled/ recurring program. Changes to your allocation instructions for the scheduled/recurring rebalancing program (or termination of your enrollment in the program) may be requested through the Equitable Client portal; otherwise, they must be made in writing and sent to our processing office. The scheduled/recurring rebalancing program is available while the dollar cost averaging program is in effect. Rebalancing does not apply to Strategy Value.

Structured Overlay Strategies

At issue, you may elect one or more optional Strategies under the Structured Overlay Strategies benefit. We may discontinue offering Strategies under the Structured Overlay Strategies benefit at any time. If we do so, it would no longer be available for new Strategy elections.

The Structured Overlay Strategies benefit, which is a type of living benefit rider, provides you with protection against market downturns based, in part, on the performance of a specified Benchmark index (or indices) over a set period of time. Your contract must at all times be linked to a managed investment account you hold at an external financial institution (the “Linked Managed Account”).

The Strategies provide a Strategy Payoff on the Strategy End Date if the Benchmark declines at least a certain amount (which is determined by the Benchmark Overlay Coverage elected) from the Strategy Start Date to the Strategy End Date. However, the Strategies are not index-linked investment options like the SIO or an underlying mutual fund. You do not allocate account value to the Strategies or participate in any positive performance of the Benchmark. The Strategy Payoff, if any, provided by a Strategy can indirectly offset losses you may have incurred across your investments under the contract or in your Linked Managed Account.

Prior to the Strategy End Date, Strategies may provide a Strategy Value which can be accessed.

Electing a Strategy

You may elect one or more of the available Strategies through our online portal or by calling 1-800-789-7771. You are not required to have an active Strategy at any time; however, if you do not elect a Strategy within a 5-year period and you do not have account value in the investment options under the contract, we reserve the right to terminate your contract.

To elect a Strategy, you choose a Strategy Type and a Covered Amount (the amount that is subject to protection under the Strategy). The Covered Amount is not a cash value and cannot be withdrawn. It is solely used to calculate the Strategy Payoff (if any), Strategy Value (if any), and the charge for the Strategy. The maximum Covered Amount you may have across all Strategies at one time is $10 million. The Strategy Types currently available are described under “Strategy Types” below.

Strategy Start Date

Generally, the first Thursday after you elect a Strategy will be the Strategy Start Date for that Strategy, provided that Thursday is a business day. If Thursday is a non-business day, the Strategy Start Date will be the prior business day. If the value of any equity index underlying the Benchmark for a Strategy is not published on the scheduled Strategy Start Date due to an emergency close, the Strategy Start Date will be deferred to the following week. If the value of the bond index (if applicable) underlying the Benchmark for a Strategy is not published, the Strategy Start Date will be as scheduled and the last published closing value for the bond index will be used to calculate the performance of the Benchmark on the Strategy Start Date.

All Strategies you elect in a weekly period before the close of business on the business day prior to the Strategy Start Date will begin that same day. However, under no circumstances will a Strategy begin if the scheduled Strategy End Date would occur after the contract maturity date.

Only one Strategy of a particular Strategy Type will begin on a scheduled Strategy Start Date. If multiple Strategies of the same Strategy Type are elected in the same weekly period, a single Strategy of that Strategy Type will begin on the Strategy Start Date and the Covered Amount for the Strategy will be the sum of the Covered Amounts for all of the Strategies of that Strategy Type elected in that weekly period. You may cancel any newly elected Strategy prior to the Strategy Start Date.

From the Strategy Start Date to the Strategy End Date, we will calculate a daily Strategy Value as described under “Strategy Value” below.

Strategy End Date

On the Strategy End Date, we will calculate the Strategy Payoff, if any, as described under “Strategy Payoff” below.

The Strategy End Date is generally the Thursday of the same week and month as the Strategy Start Date in the calendar year in which the Strategy Duration ends. If that Thursday is a non-business day, the Strategy End Date will be the prior business day. If the value of any equity index underlying the Benchmark for a Strategy is not published on the scheduled Strategy End Date, the Strategy End Date will be the next business day on which the closing value of the index is published. If the value of the bond index (if applicable) underlying the Benchmark for a Strategy is not published, the Strategy End Date will be as scheduled and the last published closing value for the bond index will be used to calculate the performance of the Benchmark on the Strategy End Date.

We will send advance notice of your ending Strategies at least [45] days before the Strategy End Date.

On or before the Strategy End Date, you may specify instructions that tell us how to distribute the Strategy Payoff, if any. You may tell us to allocate the Strategy Payoff among the investment options according to your instructions on file for new contributions, or you may choose to withdraw all or part of your Strategy Payoff and instruct us to deposit it into your Linked Managed Account or deliver it directly to you via check. A Strategy Payoff is considered to be gains for tax purposes. See “Tax information” for information about the tax treatment of the Structured Overlay Strategies benefit.

If you have not provided us with instructions on or before the Strategy End Date, then by default the Strategy Payoff, if any, will be transferred to the EQ/Money Market variable investment option.

Unless we receive instructions from you otherwise by the end of the business day prior to the Strategy End Date, a new Strategy of the same Strategy Type and with the same initial Covered Amount will automatically begin on the same day as the Strategy End Date for the ending Strategy. The Covered Amount of the new Strategy will not be reduced if you choose to withdraw the Strategy Payoff from the ending

Strategy. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy, subject to the guaranteed maximum charge. If the same Strategy Type is no longer available or would have a Strategy End Date later than the contract’s maturity date, a new Strategy will not automatically begin.

If you do not want a Strategy of the same Strategy Type and with the same initial Covered Amount to automatically begin on the Strategy End Date for an ending Strategy, you may instead instruct us (i) not to begin a new Strategy to replace the ending Strategy; or (ii) to instead begin one or more new Strategies on the Strategy End Date, which may be a different Strategy Type or have a different Covered Amount than the ending Strategy.

Strategy Types

You can generally elect any Strategy Type. We are not obligated to offer any one particular Strategy Type. Also, we are not obligated to offer any Strategy Types. We may suspend or terminate any Strategy Type, at our sole discretion, at any time. If we terminate a Strategy Type, no new Strategies of that Strategy Type will begin. If we suspend a Strategy Type, no new Strategies of that Strategy Type will begin until the suspension ends.

Each Strategy Type you elect that starts on a particular Strategy Start Date is referred to as a Strategy. The maximum current number of Strategies that may be active in your contract at any time is [88]. The maximum number of active Strategies we allow at any one time may change and, in the future, it may be lower than the current number disclosed herein.

A Strategy Type refers to a Strategy option that has the same Benchmark, Benchmark Overlay Coverage, and Strategy Duration.

Benchmark. The Benchmark consists of either a single equity index or a combination of an equity index and a bond index (see “Benchmark Composition”). The equity index options include: the S&P 500 Total Return Index, the Russell 2000 Total Return Index, the MSCI EAFE Daily Total Return (Gross) Index, the NASDAQ-100 Total Return Index, the MSCI Emerging Markets Daily Total Return (Gross) Index, and the FTSE 100 Total Return Index. The bond index is the Bloomberg U.S. Aggregate Bond Index. The indices are described in more detail below, under the heading “Indices.” The performance of the Benchmark is used to calculate the Strategy Payoff, if any, on the Strategy End Date.

Benchmark Composition. The Benchmark Composition is the mix between the equity index and the bond index, as applicable, that comprise the Benchmark for a particular Strategy.

•	100% means the Benchmark is based entirely on the applicable equity index and 0% on the bond index.

•	80%/20% means the Benchmark is based 80% on the applicable equity index and 20% on the bond index.

•	60%/40% means the Benchmark is based 60% on the applicable equity index and 40% on the bond index.

Benchmark Overlay Coverage. The Benchmark Overlay Coverage is the type of downside protection provided by the Strategy, which may be Buffer Protection, Floor Protection, or Full Protection. See “Strategy Payoff” for a description and examples of each.

Strategy Duration. The Strategy Duration is the period from the Strategy Start Date to the Strategy End Date, which may be 3 Years, 5 Years, 7 Years, or 10 Years.

The following chart lists the current Strategy Types:

Benchmark		Benchmark Overlay Coverage	Strategy Duration
Equity Index	Benchmark Composition
S&P 500 Total Return Index	100%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	80%/20%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	60%/40%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
Russell 2000 Total Return Index	100%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	80%/20%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	60%/40%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
MSCI EAFE Daily Total Return (Gross) Index	100%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	80%/20%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	60%/40%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
NASDAQ-100 Total Return Index	100%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	80%/20%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	60%/40%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
MSCI Emerging Markets Daily Total Return (Gross) Index	100%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	80%/20%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	60%/40%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years

Benchmark		Benchmark Overlay Coverage	Strategy Duration
Equity Index	Benchmark Composition
FTSE 100 Total Return Index	100%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	80%/20%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years
	60%/40%	Full Protection	3 Years	5 Years	7 Years	10 Years
		-10% Floor Protection	3 Years	5 Years	7 Years	10 Years
		-20% Buffer Protection	3 Years	5 Years	7 Years	10 Years

Strategy Value

We calculate a Strategy Value for each Strategy on each business day from the Strategy Start Date to the business day prior to the Strategy End Date.

Prior to the Strategy End Date, the Strategy Value, if any, is used to calculate your account value and is the amount available from the Strategy for (1) withdrawals, including systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees; (2) transfers to the variable investment options, Segments of the SIO, Segment Type Holding Accounts, and the account for dollar cost averaging; (3) surrenders of your contract (including exercising your right to cancel the contract); (4) payment of a death benefit; or (5) annuitization.

Generally, if you exercise your right to cancel the contract under the free look, the amount you will receive back from the Strategies you elected is the Strategy Value plus a refund of the charges paid for the Strategies. However, if your state requires that we refund the full amount of your contributions upon cancellation, the amount you will receive back from the Strategies is the greater of the charges paid for the Strategies you elected or the Strategy Value.

The Strategy Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Strategy are treated. Your Strategy Value may be zero, but it will never be negative. Appendix “Strategy Value” sets forth the calculation formula as well as numerous hypothetical examples. The formula is calculated based on the fair value of hypothetical derivatives intended to replicate the Strategy Payoff; less the present value of future uncollected charges for the Strategy. These components provide us with a market value estimate of the risk of loss at the end of a Strategy. There is no guarantee that the Strategies you elect will have any Strategy Value at any time for the duration of the Strategy. Please note: Strategy Value prior to the Strategy End Date is calculated differently than Strategy Payoff on the Strategy End Date, if any.

You may elect to withdraw or transfer your Strategy Value, if any, at any time prior to the Strategy End Date.

Pro rata treatment of withdrawals and transfers of Strategy Value

Amounts withdrawn or transferred from the Strategy Value will decrease the Strategy Value by the dollar amount of the withdrawal. The Covered Amount will be reduced on a pro rata basis by the same proportion that the Strategy Value is reduced by the withdrawal or transfer, which may be more than the dollar amount withdrawn or transferred.

For example, assume you take a $[ ] withdrawal from a Strategy with $[ ] Covered Amount at a time when the Strategy Value is $[ ]. Your Strategy Value will be reduced by $[ ], the amount of the withdrawal. Your Covered Amount will be reduced by $[ ], which is more than the amount withdrawn. Please note: If the Covered Amount for a Strategy is reduced, then the Strategy Value, Strategy Payoff, if any, and the charge (starting with the next calendar quarter) for that Strategy will be reduced.

Increasing or Decreasing your Covered Amount

If there is positive Strategy Value during the Strategy Duration, you may reduce your Covered Amount at any time prior to your contract’s maturity date or terminate a Strategy prior to the Strategy End Date by withdrawing all or a portion of the Strategy Value (see “Pro rata treatment of withdrawals” above). If the Strategy Value is zero, however, the Covered Amount for a Strategy cannot be decreased and the Strategy cannot be terminated without surrendering your contract. We will not refund any previously-paid charges for a Strategy, even if the Covered Amount is decreased or the Strategy is terminated prior to the Strategy End Date. We reserve the right to reject your application for a new contract within the six months following a contract surrender.

The Covered Amount for a particular Strategy cannot be increased after the Strategy Start Date. You may increase your total Covered Amount by electing new Strategies. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy.

Strategy Payoff

We calculate your Strategy Payoff on the Strategy End Date using your Covered Amount and the Strategy Rate of Return. Your Strategy Payoff for each Strategy is calculated as follows:

We multiply your Covered Amount by your Strategy Rate of Return to get your Strategy Payoff. Your Strategy Rate of Return may be zero, but it will never be negative.

The Strategy Rate of Return is equal to the Benchmark Performance Rate (the percentage change in the value of the related Benchmark from the Strategy Start Date to the Strategy End Date), subject to the Benchmark Overlay Coverage, as follows:

Full Protection
If the Benchmark Performance Rate:	Your Strategy Rate of Return will be:
is zero or positive	equal to 0%
is negative	equal to the Absolute Value of the Benchmark performance rate

These values are based on the value of the relevant Benchmark on the Strategy Start Date and the Strategy End Date. Any fluctuations in the value of the Benchmark between those dates is ignored in calculating the Strategy Payoff.

Full Protection Examples

Assume you elect the following Strategy:

•	Benchmark: S&P 500 Total Return Index

•	Benchmark Composition: 100%

•	Benchmark Overlay Coverage: Full Protection

•	Strategy Duration: 5 Years

•	Covered Amount: $500,000

•	No withdrawals from the Strategy

If the S&P 500 Total Return Index is 10% higher on the Strategy End Date than on the Strategy Start Date, then you will receive a 0% Strategy Rate of Return because the Benchmark performance rate is positive.

If the S&P 500 Total Return Index is 10% lower on the Strategy End Date than on the Strategy Start Date, then you will receive a 10% Strategy Rate of Return, and your Strategy Payoff would be $50,000. We reach that amount as follows:

(1)	The Benchmark performance rate is -10%. The Absolute Value of the Benchmark performance rate is 10%, so the Strategy Rate of Return is 10%.

(2)	The Strategy Payoff is equal to the Covered Amount ($500,000) multiplied by the Strategy Rate of Return (10%).

Buffer Protection
If the Benchmark Performance Rate:	Your Strategy Rate of Return will be:
is zero or positive	equal to 0%
is negative by a percentage equal to or less than the Buffer	equal to the Absolute Value of the Benchmark performance rate
is negative by a percentage greater than the Buffer	equal to the Absolute Value of the Buffer

These values are based on the value of the relevant Benchmark on the Strategy Start Date and the Strategy End Date. Any fluctuations in the value of the Benchmark between those dates is ignored in calculating the Strategy Payoff.

Buffer Protection Examples

Assume you elect the following Strategy:

•	Benchmark: S&P 500 Total Return Index

•	Benchmark Composition: 100%

•	Benchmark Overlay Coverage: -20% Buffer Protection

•	Strategy Duration: 5 Years

•	Covered Amount: $500,000

•	No withdrawals from the Strategy

If the S&P 500 Total Return Index is 10% higher on the Strategy End Date than on the Strategy Start Date, then you will receive a 0% Strategy Rate of Return because the Benchmark performance rate is positive.

If the S&P 500 Total Return Index is 10% lower on the Strategy End Date than on the Strategy Start Date, then you will receive a 10% Strategy Rate of Return, and your Strategy Payoff would be $50,000. We reach that amount as follows:

(1)

The Benchmark performance rate is -10%. This performance rate is negative by a percentage that is less than the Buffer. The Absolute Value of the Benchmark performance rate is 10%, so the Strategy Rate of Return is 10%.

(2)	The Strategy Payoff is equal to the Covered Amount ($500,000) multiplied by the Strategy Rate of Return (10%).

If the S&P 500 Total Return Index is 22% lower on the Strategy End Date than on the Strategy Start Date, then you will receive a 20% Strategy Rate of Return, and your Strategy Payoff would be $100,000. We reach that amount as follows:

(1)

The Benchmark performance rate is -22%. This performance rate is negative by a percentage that is greater than the Buffer. The absolute value of the Buffer is 20%, so the Strategy Rate of Return is 20%.

(2)	The Strategy Payoff is equal to the Covered Amount ($500,000) multiplied by the Strategy Rate of Return (20%).

Floor Protection
If the Benchmark Performance Rate:	Your Strategy Rate of Return will be:
is positive, zero, or negative by a percentage equal to or less than the Floor	equal to 0%
is negative by a percentage greater than the Floor	equal to the Absolute Value of the amount by which the Benchmark performance rate has declined in excess of the Floor

These values are based on the value of the relevant Benchmark on the Strategy Start Date and the Strategy End Date. Any fluctuations in the value of the Benchmark between those dates is ignored in calculating the Strategy Payoff.

Floor Protection Examples

Assume you elect the following Strategy:

•	Benchmark: S&P 500 Total Return Index

•	Benchmark Composition: 100%

•	Benchmark Overlay Coverage: -10% Floor Protection

•	Strategy Duration: 5 Years

•	Covered Amount: $500,000

•	No withdrawals from the Strategy

If the S&P 500 Total Return Index is 10% higher on the Strategy End Date than on the Strategy Start Date, then you will receive a 0% Strategy Rate of Return because the Benchmark performance rate is positive.

If the S&P 500 Total Return Index is 5% lower on the Strategy End Date than on the Strategy Start Date, then you will receive a 0% Strategy Rate of Return because the Benchmark performance rate (-5%) is negative by a percentage less than the Floor (-10%).

If the S&P 500 Total Return Index is 12% lower on the Strategy End Date than on the Strategy Start Date, then you will receive a 2% Strategy Rate of Return, and your Strategy Payoff would be $10,000. We reach that amount as follows:

(1)

The Benchmark performance rate is -12%. This performance rate is negative by a percentage that is greater than the Floor. The difference between the Benchmark performance rate (-12%) and the Floor (-10%) is -2%. The absolute value of the difference is 2%, so the Strategy Rate of Return is 2%.

(2)	The Strategy Payoff is equal to the Covered Amount ($500,000) multiplied by the Strategy Rate of Return (2%).

On a Strategy End Date, the highest level of protection is the Full Protection.

Indices

Each Strategy Type references a Benchmark that determines the Strategy Rate of Return. Not all Benchmarks may be available under your contract. Please see Appendix “State contract availability and/or variations of certain features and benefits.”

S&P 500 Total Return Index. The S&P 500 Total Return Index was established by Standard & Poor’s. The S&P 500 Total Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.

Russell 2000 Total Return Index. The Russell 2000 Total Return Index was established by Russell Investments. The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Total Return Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

MSCI EAFE Daily Total Return (Gross) Index. The MSCI EAFE Daily Total Return (Gross) Index was established by MSCI. The MSCI EAFE Daily Total Return (Gross) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this Prospectus the MSCI EAFE Daily Total Return (Gross) Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

NASDAQ-100 Total Return Index. The NASDAQ-100 Total Return Index includes securities of 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

MSCI Emerging Markets Daily Total Return (Gross) Index. The MSCI Emerging Markets Daily Total Return (Gross) Index was established by MSCI. The MSCI Emerging Markets Daily Total Return (Gross) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this prospectus, the MSCI Emerging Markets Daily Total Return (Gross) Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

FTSE 100 Total Return Index. The FTSE 100 Total Return Index is a market capitalization weighted index of UK-listed blue chip companies. The FTSE 100 Total Return Index is designed to measure the performance of the 100 largest companies traded on the London Stock Exchange that pass screening for size and liquidity.

Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Aggregate Bond Index includes treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

Effect of an emergency close.

It is possible that an index underlying the Benchmark could be affected by an emergency close on a business day, thereby affecting the index’s ability to publish a price and our ability to end or start Strategies based on the affected Benchmark. Emergency closes can have the following consequences.

•	If the NYSE experiences an emergency close and cannot publish prices, we will delay the end of all Strategies for all Benchmarks to the next business day, and we will delay the start of all Strategies for all Benchmarks to the following week’s scheduled Strategy Start Date.

•	If the US Bond markets experience an emergency close and cannot publish prices, we will use the last published closing value of the bond index to calculate the Strategy Value.

Suspension, Termination, and Changes to Strategy Types and Indices

We may decide at any time until the close of business on a Strategy Start Date whether to offer any or all of the Strategy Types described in this Prospectus on a Strategy Start Date for a particular Strategy. We may suspend a Strategy Type for a week, month or a period of several months, or we may terminate a Strategy Type entirely. If a Strategy Type you elect is suspended, we will provide you written notice that the Strategy will not begin due to the suspension of the Strategy Type.

We have the right to end a Strategy prior to the Strategy End Date if the publication of any index underlying the Benchmark is discontinued or at our sole discretion we determine that our use of such indices should be discontinued. This might occur if the calculation of the index is substantially changed or if we are unable to renew our license to use the index. If we end a Strategy before its scheduled Strategy End Date and we have not received instructions from you for allocation of the Strategy Payoff, we will allocate your Strategy Payoff to the EQ/Money Market variable investment option.

We reserve the right to stop offering any or all of the Strategy Types or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering or suspend certain Strategy Types, each existing Strategy of those Strategy Types will continue until its respective Strategy End Date.

Additional Considerations for the Strategies

Effect of Contract Owner Death

If you die, and your beneficiary (who may be your spouse) elects to continue the contract, if available, your beneficiary may also continue the Structured Overlay Strategies benefit, provided:

•	The beneficiary was 85 or younger on the original contract date. If the beneficiary was older, the Structured Overlay Strategies benefit will terminate.

•	The scheduled Strategy End Date for any new Strategies elected can be no later than the remaining death benefit distribution period under the contract.

•	The/each beneficiary owns a Linked Managed Account. Beneficiary(ies) must provide timely information to us to deduct fees for Strategies from that account. Otherwise, we will continue to deduct fees from the original Owner’s Linked Managed Account. Alternatively, beneficiaries may direct us to deduct Strategy fees from the contract provided there is Account Value.

•	There is either Strategy Value or account value in the contract.

See “Effect of the owner’s death” under “Payment of the Death Benefit for more information about continuing the contract.

Charges for Strategies

The charge for the Structured Overlay Strategies benefit is a percentage of the Covered Amount of each Strategy, billed quarterly. Please refer to “Structured Overlay Strategies charge” in “Charges and expenses” for information about how we calculate the charge and the risk that your Strategies will terminate if the charge is not paid.

Assignments

You may not generally assign your contract while you have an active Strategy. You may assign your contract upon the Strategy End Date if you do not elect to begin a new Strategy and you have no other active Strategies on that date. When you have an assignment in effect, you may not elect to begin a new Strategy until such assignment is no longer in effect.

Linked Managed Account

The Strategy Value, if any, may be considered part of the assets under management of your Linked Managed Account and, therefore, may be included in the calculation of the advisory fee charged by your advisor. Your Strategy Value may fluctuate daily as a result of the formulas used to calculate your Strategy Value. See “Appendix: Strategy Value”. In turn, this may cause the advisory fee you pay to be greater than it would otherwise be. The advisory fee is wholly separate from the charges under the contract or the Strategies. We are not a party to the advisory fee. We do not set, calculate, modify, or endorse the advisory fee. The advisory fee is solely between you and your advisor. See “Advisory Fees” under “Principal risks of investing in the contract” for information about the deduction of advisory fees from your account value.

3. Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract and optional benefit riders, including amounts allocated to the SIO and amounts due under the Structured Overlay Strategies benefit. The general obligations and any guaranteed benefits under the contract, including the Structured Overlay Strategies benefit, are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a transfer fee, third party transfer or exchange fee, annual administrative expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, or Roth IRA. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59 1⁄2.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limitations on access to account value through withdrawals

Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value, may reduce your Strategy Value (if any) and Covered Amount under the Structured Overlay Strategies benefit, and the amount of the reduction to the Covered Amount may be greater than the dollar amount of the withdrawal.

SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 100% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.

Structured Overlay Strategies

There are unique risks regarding the Structured Overlay Strategies including:

•	If you take a withdrawal, including required minimum distributions or substantially equal payments (72t, 72q), and there is insufficient value in the investment options, we will withdraw Strategy Value, if any, from active Strategies. This will reduce your Strategy Value dollar for dollar and your Covered Amount on a pro rata basis by the same proportion that the Strategy Value is reduced by the withdrawal, which may be more, even significantly more, than the dollar amount withdrawn. Once the Covered Amount of a particular Strategy is reduced, it cannot be increased. A lower Covered Amount will reduce your Strategy Payoff, if any, on the Strategy End Date. If the Covered Amount is reduced to zero, the Strategy will terminate. Moreover, if there is insufficient Strategy Value to satisfy your RMD you will have to satisfy it elsewhere, and if there is insufficient Strategy Value to maintain your substantially equal payments (72t, 72q) you could jeopardize the tax advantaged treatment of the withdrawals.

•	Prior to the Strategy End Date, the Strategy Value, if any, is used to calculate your account value and is the amount available from a Strategy for (1) withdrawals, including systematic withdrawals, required minimum distributions, and withdrawals to pay advisory fees; (2) transfers to the variable investment options, Segments of the SIO, Segment Type Holding Accounts, and the account for dollar cost averaging; (3) surrenders of your contract (including exercising your right to cancel the contract); (4) payment of a death benefit; or (5) annuitization. [Create defined term for these Strategy Value Transactions.] If any of these occur prior to the Strategy End Date, you will not receive the full potential protection of the Benchmark Overlay Coverage because the Strategy Value only reflects a portion of the downside protection, and therefore the potential Strategy Payoff that is expected to be provided on the Strategy End Date. As a Strategy approaches its Strategy End Date, the Strategy Value would generally reflect increased downside protection in connection with any negative Benchmark performance. All other factors being equal, the Strategy Value would generally be lower the earlier a withdrawal or surrender is made during a Strategy Duration. This means you participate to a lesser extent in the potential Strategy Payoff the earlier you take a withdrawal.

•	You cannot reduce the Covered Amount or terminate a Strategy prior to its Strategy End Date if there is no Strategy Value unless you surrender your contract. If you surrender your contract, we reserve the right to reject your application for a new contract within 6 months of contract surrender. If you do not surrender your contract, you will remain subject to the charge for the Strategy, which is calculated based on the Covered Amount, even if the Strategy never has Strategy Value or a Strategy Payoff.
•	We may not offer new Strategies of any or all Strategy Types, so a Strategy that is currently available may not be available for you to elect in the future.

•	We have the right to terminate a Strategy prior to the Strategy End Date if the publication of any index underlying the Benchmark is discontinued or at our sole discretion we determine that our use of such indices should be discontinued.

•	Strategies with greater protection tend to have higher charges than other Strategies that use the same Benchmark and have the same Strategy Duration but provide less protection.

•	The Strategies may potentially provide a daily Strategy Value that can be withdrawn prior to the Strategy End Date or a Strategy Payoff on the Strategy End Date. However, the Strategies are not index-linked investments like the SIO or an underlying mutual fund or “index fund.” You do not allocate your account value to the Strategies or participate in any positive performance of the Benchmark. There is no guarantee that the Strategies will have any Strategy Value or produce any Strategy Payoff. It is possible you will pay the charge for a Strategy for the Strategy Duration without accruing any additional account value (in the form of Strategy Value).

•	Your Strategy Payoff, if any, is not affected by the value of the Benchmark on any date between the Strategy Start Date and the Strategy End Date.

•	Unless we receive instructions from you otherwise by the end of the business day prior to the Strategy End Date, a new Strategy of the same Strategy Type (at the current charge, which could be higher or lower) and with the same initial Covered Amount will begin on the same day as the Strategy End Date for an ending Strategy, if available. If we do not receive instructions and the same Strategy is not available, we allocate any Strategy Value Payoff to the EQ/ Money Market investment option.

•	We set current charges for new Strategies at our discretion. The charge for a new Strategy may be higher or lower than the charge for existing Strategies, even if the new Strategy is the same Strategy Type as an existing Strategy, subject to the guaranteed maximum charge.

•	Past performance of an index is not an indication of its future performance. It is possible that the markets will perform better or worse than you predict and the Strategies you elect will not provide a Strategy Payoff or a Strategy Payoff could be greater or less than expected.

•	If we do not receive the initial charge for a new Strategy within [8] business days from the day prior to the Strategy Start Date, the new Strategy will be terminated.

•	If we do not receive the sum of all subsequent charges due for each of your active Strategies within [8] business days from the last day of each calendar quarter, all of your active Strategies will be terminated. You will receive any Strategy Payoff and/or Strategy Value from the terminated Strategies, less any outstanding Strategy charges.

•	While withdrawing or transferring the Strategy Value from a Strategy will reduce or eliminate the Covered Amount upon which the ongoing quarterly charge for the Strategy is based, the calculation of the Strategy Value deducts the present value of future charges for the Strategy from the next quarter to the scheduled Strategy End Date. This means that when you take a withdrawal or transfer Strategy Value prior to the Strategy End Date, you incur a deduction of a representative amount for the future charges you would have paid on the withdrawn or transferred amount.

•	To purchase this contract, you must have a Linked Managed Account. To continue a contract as a successor owner, you must also have a Linked Managed Account. If you terminate your Linked Managed Account, you will have to use existing account value (which may require additional contributions) to pay your Structured Overly Strategies benefit charges. If you do not pay your Structured Overly Strategies benefit charges timely your Strategies will terminate.

•	We will not deduct your Structured Overly Strategies benefit charges from your account value unless you direct us to even if you are at risk of non-payment through your Linked Managed Account.

•	Irrespective of the Benchmark Overlay Coverage you elect, you will never receive a Strategy Payoff from a Strategy if the Benchmark you select has a positive return over the Strategy Duration.

•	Depending on the Benchmark Overlay Coverage you elect, you may never receive a Strategy Payoff from a Strategy even if the Benchmark you select has a negative return over the Strategy Duration.

•	You may never have a positive Strategy Value during the entire Strategy Duration.

•	[Add Strategy Value risk disclosures.

—

The Company’s decision to use swap rates, which are generally lower than investment rates, to calculate the Present Value of Rider Fees component of the Strategy Value will result in a higher value for that component relative to using investment rates to calculate that component and, all other things being equal, will result in a lower recalculated Strategy Value if a partial withdrawal is taken from a Strategy or a lower withdrawal amount if a full withdrawal is taken from a Strategy.]

•	[Add Benchmark Overlay Coverage — Buffer Protection risk disclosure.]

•	[Add Benchmark Overlay Coverage — Floor Protection risk disclosure.]

•	The Structured Overly Strategies benefit charge rate for the same Strategy Type may vary on each Strategy Start Date but will not exceed the maximum rate.
•	The Structured Overly Strategies benefit charges paid could always exceed the Strategy Value or the Strategy Payoff.

•	Your investment performance may be higher without the Structured Overlay Strategies benefit and its charges.

Advisory Fees

If you purchase an Investment Edge® ADV contract and elect to pay the advisory fee from your account value without using our specific form (the Advisory Authorization Form), then this deduction will be treated as a withdrawal and will reduce the standard death benefit and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract”.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of our business partners, including ransomware and malware attacks). These risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as any other catastrophic event, including but not limited to natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values or the ability of the underlying funds to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

4. Determining your contract’s value

Your account value

Your “account value” is the total of the values you have in the (i) variable investment options, (ii) the Segments of the SIO, (iii) the Segment Type Holding Accounts, (iv) the account for dollar cost averaging, (v) the Strategy Holding Account, and (vi) the Strategies under the Structured Overlay Strategies benefit. For more information about the account value in the SIO, please see the SIO prospectus. For more information about the account value in the Strategies under the Structured Overlay Strategies benefit, please see “Benefits available under the contract.”

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal; or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

Your units are also reduced if we deduct the Structured Overlay Strategies charge from your variable investment options. A description of how unit values are calculated is found in the SAI.

5. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

•	We reserve the right to restrict transfers into and among investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the investment options, to add investment options, and to limit the number of investment options which you may elect.

•	Our current transfer restrictions are set forth in the “Disruptive transfer activity” section.

•	There are additional transfer restrictions for account value in the SIO. Please see the SIO prospectus for more information.

Some states may have additional transfer restrictions. Please see Appendix “State contract availability and/or variations of certain features and benefits”.

We will confirm all transfers in writing or, if you are enrolled in electronic delivery, electronically.

Please see “Allocating your contributions” in “Purchasing the contract” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment.

This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are a part of the affiliated Trust, as well as investment options with underlying Portfolios of outside trusts with which the Company has entered into participation agreements (the “unaffiliated trusts“ and, collectively with the affiliated Trust, the “trusts”). The affiliated Trust has adopted policies and procedures regarding disruptive transfer activity. It discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. It aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated Trust obtains from us contract owner trading activity. The affiliated Trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

6. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the variable investment options, and if there is insufficient value therein then pro rata from the dollar cost averaging account, and if there is insufficient value therein then pro rata from the Segment Type Holding Account, and if there is insufficient value therein then pro rata from the Segments, and if there is insufficient value therein then pro rata from the Strategy Holding Account, and if there is insufficient value therein then pro rata from the Strategy Value, unless you instruct us otherwise

Withdrawals reduce your account value and may have tax consequences, including possible tax penalties. Please see “Effect of withdrawals on your Structured Overlay Strategies” for more information on how withdrawals could significantly reduce your Covered Amount or terminate your Strategies under the Structured Overlay Strategies benefit.

There are different policies, restrictions and adjustments regarding withdrawals from Segments of the SIO. See the SIO prospectus for more information.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” under “The Company” for more information.

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Any partial withdrawal request will terminate the systematic withdrawal option.

For Investment Edge® ADV contracts, see “Advisory Fee Service” in “Purchasing the contract”.

If you elected Strategies under the Structured Overlay Strategies benefit, the Strategy Value, if any, is used to calculate your account value in the Strategies prior to the Strategy End Date and is the amount available for (1) withdrawals, including systematic withdrawals, required minimum distributions and withdrawals to pay advisory fees; (2) transfers to the variable investment options, Segments of the SIO, Segment Type Holding Accounts, and the account for dollar cost averaging; (3) surrenders of your contract (including exercising your right to cancel the contract); (4) payment of a death benefit; or (5) annuitization. See “Benefits available under the contract” for more information.

Systematic withdrawals

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may not elect a systematic withdrawal option in excess of 10% of your account value annually.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	you must select a date that is more than three calendar days prior to your contract date anniversary; and

•	you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time, however.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option. For IRA contracts, if a required minimum distribution withdrawal is made while the systematic withdrawal option is in effect, the option will be terminated.

Substantially equal withdrawals

We do not offer our “substantially equal withdrawals option” for Investment Edge® ADV contracts.

Lifetime required minimum distribution withdrawals

(Traditional IRA contracts only — See “Tax information”)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation.

You may elect this service in the year in which lifetime minimum distributions must start or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually and will be taken pro rata from all sources of account value (including Strategy Value, if applicable).

You may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach the applicable RMD age under federal tax law (as described under “Tax Information” later in this Prospectus).

See the discussion of lifetime required minimum distributions under “Tax Information”.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after the applicable RMD age, you must take any RMDs before the rollover or transfer.

For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach the applicable RMD age if you have not begun your annuity payments before that time.

If you elect our RMD service, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	you must select a date that is more than three calendar days prior to your contract anniversary; and

•	you cannot select the 29th, 30th, or 31st.

If you do not select a date, we will make the withdrawals before the end of December, subject to the restrictions listed above. Please note: If you do not have sufficient account value to withdrawal from your contract to satisfy your RMD, you will have to satisfy your RMD partially or fully from other sources. RMD service withdrawals do not happen until December and if you have insufficient account value to satisfy your RMD from the contract at that time, you will have a limited amount of time to satisfy your RMD elsewhere. You must wait at least 28 days after your contract is issued before your RMD service withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract anniversary.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program.

For Investment Edge® ADV contracts with a Linked Managed Account, automatic RMDs cannot be distributed to the Linked Managed Account.

How withdrawals are taken from your account value

We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount as applicable will be withdrawn from amounts in the dollar cost averaging program (if any). A partial withdrawal from amounts in the dollar cost averaging program (if any) will not terminate the dollar cost averaging program. If there is insufficient value or no value in the dollar cost averaging program, any additional amount of the withdrawal required or the total amount as applicable will be withdrawn from amounts in the Segment Type Holding Account(s) (if any). If there is insufficient value or no value in the Segment Type Holding Account(s), any additional amount of the withdrawal required or the total amount as applicable will be withdrawn pro rata from amounts in the Segments (if any). If there is insufficient value or no value in the Segments, any additional amount of the withdrawal required or the total amount as applicable will be withdrawn from amounts in the Strategy Holding Account (if any). If there is insufficient value or no value in the Strategy Holding Account, any additional amount of the withdrawal required or the total amount as applicable will be withdrawn pro rata from Strategy Value in the Strategies under the Structured Overlay Strategies benefit (if any).

If you direct us to subtract an automated withdrawal (systematic withdrawals, substantially equal withdrawals, or lifetime required minimum distribution withdrawals) from specific variable investment option(s), and the value in the selected investment option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all other sources of account value, including the Structured Investment Option and the Strategies under the Structured Overlay Strategies benefit, according to the above hierarchy on the business day after the withdrawal was scheduled to occur. Assuming there is still no value in the specific variable investment options, all subsequent automated withdrawals will be processed according to the above hierarchy. Withdrawals from the Strategies under the Structured Overlay Strategies benefit may significantly reduce or eliminate the value of the benefit. You should consult with your financial professional and consider taking non-automated lump sum withdrawals before electing automated withdrawals if you have active Strategies.

For non-automated lump sum withdrawals (i.e., partial withdrawals), if you direct us to subtract such a withdrawal from specific sources of account value and the value in the selected source is less than the requested withdrawal amount, the request will not be processed and we will ask you to amend the request before it can be processed. You cannot take withdrawals pro rata from specified sources.

Effect of withdrawals and transfers on your Structured Overlay Strategies

If you elected Strategies under the Structured Overlay Strategies benefit, all withdrawals from your Strategy Value, if any, whether partial withdrawals (including withdrawals to pay advisory fees), systematic withdrawals, substantially equal withdrawals, lifetime required minimum distribution withdrawals, or transfers of Strategy Value to an investment option in the contract will reduce your Covered Amount on a pro rata basis by the same proportion that the Strategy Value is reduced by the withdrawal or transfer. This may be more, even significantly more, than the dollar amount withdrawn. If the Covered Amount is reduced to zero, the Strategy will terminate. See ”Pro rata treatment of withdrawals and transfers” under “Structured Overlay Strategies” in “Benefits available under the contract” for more information.

Effect of withdrawal that reduces account value to zero

The contract will not terminate if your account value is reduced to zero. However, we have the right to terminate the contract if there is no contract activity (e.g., no active Strategies or account value in investment options) after five contract years.

Surrendering your contract to receive its account value

You may surrender your contract to receive its account value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your account value on the date we receive the required information.

You may receive your account value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options”. For the tax consequences of surrenders, see “Tax information”.

There are different policies, restrictions and adjustments regarding surrenders from Segments of the SIO. See the SIO prospectus for more information.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options or payments of the Strategy Value or Strategy Payoff of a Strategy under the Structured Overlay Strategies benefit within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the account value. We may postpone such payments or applying proceeds for any period during which:

(1)	the NYSE is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made to a bank account designated by you or by check which will be mailed to you (or the payee named in a tax-free exchange) by U.S. mail, if you request that we do so subject to any charges. We can also send any payment to you by using an express delivery or wire transfer service (subject to applicable charges; see “Charges and Expenses”).

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•	any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this Prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization”.

Deferred annuity contracts such as Investment Edge® ADV for conversion to annuity payout status at or before the contract’s “maturity date”. This is called “annuitization”. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments (“payout option”). The supplementary contract does not have an account value.

You may choose to annuitize your contract at any time after 13 months after the contract issue date. Please see Appendix “State contract availability and/or variations of certain features and benefits” for information on state variations. The contract’s maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option which is a life annuity with a period certain. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

In general, your periodic payment amount upon annuitization is determined by the account value of your Investment Edge® ADV contract at the time of annuitization, the form of the annuity payout option you elect and the annuity purchase rate to which that value is applied, as described below. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with 60 days advance written notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. For example, assume the contract owner is a 70-year old male and contributes $100,000. Seven years later we announce a change in the guaranteed annuity purchase rate. After this change, the contract owner contributes $45,000. At age 85, the contract owner elects to annuitize the contract. At this time the annuity account value is $260,000, of which $200,000 is attributable to the initial contribution and $60,000 is attributable to the subsequent contribution. Assume the guaranteed annuity purchase rate at the time the contract was issued was 5.63 per $1,000. After the change, the guaranteed annuity purchase rate is 4.79 per $1,000. The guaranteed monthly payment when the contract is annuitized would be $1,413.40 (=200,000 x 5.63 / 1,000 + 60,000 x 4.79 / 1,000).

In addition, you may apply your account value to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

You can annuitize your contract. The current available annuity payout options are listed below. Restrictions may apply, depending on the type of contract you own or the owner’s and annuitant’s ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. Please contact our customer service representatives or speak with your financial professional to confirm which annuity payout option(s) are available to you.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•	Life annuity: An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after the first payment.

•	Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•	Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered subject to the required minimum distribution rules, if applicable.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life, and after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here, including non-life contingent annuities. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

Partial annuitization. Partial annuitization of nonqualified deferred annuity contracts, as described in “Partial Annuitization” in “Tax Information”, is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We currently do not offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Partial annuitization is available until your annuity maturity date. See “How withdrawals are taken from your account value”.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it must be at least thirteen months from your contract date. Please see Appendix “State contract availability and/or variations of certain features and benefits” for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

You will not be able to make withdrawals or change annuity payout options once your contract is annuitized. However, depending on your beneficiary/joint annuitant designations and annuity payout option, the annuity amounts and payment term remaining after your death may be modified if necessary to comply with the minimum distribution requirements of federal income tax law.

Annuity maturity date

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday. We will send a notice one year prior to the maturity date. If you do not respond to the notice by the maturity date, your contract will be annuitized automatically. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. The default payout option is the Life annuity with period certain not to exceed 10 years.

The death benefit you had under your contract will no longer be in effect. You will not be permitted to make any additional withdrawals.

Please see Appendix “State contract availability and/or variations of certain features and benefits” for variations that may apply in your state.

7. Charges and expenses

Charges that the Company deducts

We may deduct the following charges from your account value. If we deduct these charges from your variable investment options we reduce the number of units credited to your contract:

•	At the time annuity payments are to begin including, for NQ contracts — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

•	At the time you request a transfer in excess of 12 transfers in a contract year — a transfer charge (currently, there is no charge).

•	Charge for third-party transfer or exchange.

•	Special services charges (if applicable).

•	Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement charge (if applicable).

•	The quarterly charge for any Strategies you have elected under the Structured Overlay Strategies benefit, if you elect to have the charge deducted from your account value.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

Account value charges

Transfer charge

Currently, we do not charge for transfers among investment options under the contract. In addition we reserve the right, at any time but always with prior notice, to charge for any transfers in excess of 12 per contract year.

In the event that such a charge is imposed, it will be subject to the following:

•	We reserve the right to waive such charge for transfers requested electronically.

•	The charge will never exceed $35 and will be assessed at the time that the transfer is processed.

•	For the purposes of this charge, all transfers made on the same business day as to a particular contract will be considered one transfer.

•	Any transfer charge will be deducted from the investment option(s) from which the transfer was made.

•	No charge will be imposed for transfers made in connection with the dollar cost averaging program.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Check preparation charge. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

Charge for third-party transfer or exchange

Currently, we are waiving the $65 charge for each third party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. This charge will be deducted from the amount you request. We reserve the right to increase this charge to a maximum of $125. Please see Appendix “State contract availability and/or variations of certain features and benefits” for variations in your state.

Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement charge. Currently, we do not charge for providing a duplicate copy of your Annual or Quarterly Statement of Account or Annual Payout Statement. However, we reserve the right to impose such a charge, regardless of whether you are enrolled in electronic delivery or whether the request is for an electronic or hard copy duplicate of the applicable document. Any such charge would be deducted from your account value in the variable investment options at the time of the request on a pro rata basis.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Please call our processing office for more information.

Fee-based expenses

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract.

Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Investment Edge® ADV contract to pay those expenses will be treated like any other withdrawal.

Structured Overlay Strategies charge

There is no charge for the Structured Overlay Strategies benefit unless you elect a Strategy. Each Strategy will be subject to its own charge. The charge for a particular Strategy will not change for the duration of the Strategy. We may increase (up to the maximum) or decrease the charges for new Strategies. The maximum charge is [5.00]%, expressed as an annualized percentage of the Covered Amount for each Strategy.

The current charge for new Strategies can be found in the Rate Sheet Supplement currently in effect. You may also contact your financial professional or the customer service group toll-free at 1-800-789-7771; or visit www.equitable.com to view the current rates. Historical rates may be found in Appendix “Historical Rate Sheet Supplement Information” to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-248863. In general, the charges for Strategies that offer greater protection will be higher than the charges for Strategies that offer less protection; and the charges for Strategies with shorter Strategy Durations will be higher than the charges for Strategies with longer Strategy Durations.

You may elect to have the charge for your Strategies deducted from your account value or paid from your Linked Managed Account. We will never deduct the charge from your account value unless you have instructed us to do so. If you do not instruct us to deduct the charge from your account value, we will bill the charge to your Linked Managed Account.

Charge deducted from account value. The initial charge for a Strategy is deducted on the business day prior to the Strategy Start Date. Subsequent charges will be deducted on the last business day of each calendar quarter. Charges are deducted on a pro rata basis from your investment options in the order described under “How withdrawals are taken from your account value” in the “Accessing your money” section. Alternatively, you may provide specific instructions for how you wish the charge to be deducted. However, under no circumstances will the charges for the Strategies be deducted from the Strategy Value of your active Strategies. If the sum of the charges for all active Strategies cannot be satisfied from the account value, the entire charge for all active Strategies will be billed to your Linked Managed Account.

Charge paid from Linked Managed Account. The initial charge for a new Strategy will be the pro-rated charge for the remainder of the current calendar quarter, billed on the business day prior to the scheduled Strategy Start Date for the Strategy. Subsequent charges for existing Strategies will be billed on the last day of each calendar quarter for the upcoming calendar quarter. Payments of charges will be applied upon receipt.

Amounts you contribute to pay charges for Strategies are held in the Strategy Holding Account for processing. The Strategy Holding Account is part of the EQ/Money Market variable investment option. Generally, these payments are processed the same day. However, in the event of a processing delay, you will receive any investment gains from amounts held in the Strategy Holding Account. These gains can be transferred from the Strategy Holding Account and allocated according to your investment allocation instructions on file or according to new instructions that you provide. Amounts held in the Strategy Holding Account are not subject to investment losses.

If we do not receive the initial charge for a new Strategy within [8] business days from the business day prior to the Strategy Start Date, all new Strategies for that scheduled

Strategy Start Date will be cancelled. Any existing Strategies in good standing will not be affected.

If we do not receive the sum of all subsequent charges due for each of your active Strategies within [8] business days from the last day of each calendar quarter, all of your active Strategies will be terminated. You will receive any Strategy Payoff and/or Strategy Value from the terminated Strategies, less any outstanding Strategy charges.

Any payments for a cancelled Strategy that we receive after the [8] business day period will be refunded to you.

For example, if the Strategy’s Covered Amount is $100,000 on the quarter anniversary, $[ ] ($100,000 * [ ]%) will be assessed. See “Structured Overlay Strategies” in “Contract benefits and features” for more information about the Covered Amount.

If you terminate a Strategy, the charge applicable to that Strategy will be discontinued at the end of the calendar quarter in which we receive notice of cancellation. We will not refund any charge that was deducted prior to cancellation.

The Structured Overlay Strategies benefit charge is to compensate us for providing protection against market downturns through the Strategies.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the “underlying Portfolios”). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

8. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Investment Edge® ADV contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (“ERISA”). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional contract benefits may include, but are not limited to, living benefits.

Transfers among investment options

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract. Fees for Strategies will be considered contributions and will be part of your cost basis in the contract. Fees deducted for Strategies will reduce Account Value but not cost basis.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•	if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•	if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial annuitization”.

Annuitization under an Investment Edge® ADV contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. We do not currently offer a period certain option without life contingencies. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free portion in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a lifecontingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies for partial annuitizations.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Strategy Values are considered to be gains for tax purposes. To the extent that the account value of your contract exceeds your investment in the contract (i.e., cost basis), if you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

1035 exchanges

You cannot purchase this contract through a Section 1035 exchange.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Benefits available under the contract”. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1⁄2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1⁄2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

We believe that the substantially equal withdrawals option. See “Substantially equal withdrawals” in the “Accessing your money” section. The substantially equal periodic payment exception may not apply to:

•	The substantially equal withdrawals option if you stop or change the payment pattern before the later of (a) reaching age 59 1⁄2 or (b) five years after the date of the first distribution.

If the substantially equal periodic payment exception does not apply in either of these cases, you may be liable for a penalty tax, including an interest charge for the prior penalty avoidance.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of the Separate Account. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of the Separate Account. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of the Separate Account, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of the Separate Account.

Additional tax on net investment income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Individual retirement arrangements (IRAs)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses”. We describe the method of calculating payments under “Accessing your money”. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

Your right to cancel within a certain number of days

You can cancel the Investment Edge® ADV IRA contract (traditional IRA or Roth IRA) by following the directions in “Your right to cancel within a certain number of days” under “Purchasing the contract”. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Regular contributions to traditional IRAs

Limits on contributions. The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $7,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2024, after adjustment for cost-of-living changes. When your earnings are below $7,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during 2024, you may be eligible to make additional “catch-up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $7,000 married individuals filing jointly can contribute up to $14,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $7,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($7,000 for 2024 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ ”catch-up” contributions ($8,000 for 2024). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;
•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless an exception applies. Some of the exceptions include the following distributions:

•	“required minimum distributions” after the applicable RMD age or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Effective for distributions made after December 29, 2022, repayments made within three years of these distributions to an eligible retirement plan can be treated as deemed rollover contributions. For prior qualified birth or adoption distributions, the repayment period ends December 31, 2025.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution. You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•	the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1⁄2 or older. You can direct us to make one distribution per calendar year directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Additional requests in the same calendar year will not be honored. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return. We do not permit a one-time distribution of $50,000 (indexed for inflation) from IRAs to charitable gift annuities, charitable remainder unitrusts, and charitable remainder annuity trusts.

Required minimum distributions

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) and the SECURE 2.0 Act of 2022 (“SECURE 2.0”) made significant changes to the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution. When you have to start lifetime required minimum distributions from your traditional IRAs is based on your applicable RMD age as defined under federal tax law. If you attain age 72 after 2022 and age 73 before 2033, your applicable RMD age is 73. If you attain age 74 after 2032, your applicable RMD age is 75. If you were born prior to July 1, 1949, your applicable RMD age is 70 1⁄2, and if you were born on or after July 1, 1949 and before January 1, 1951, your applicable RMD age is 72.

The first required minimum distribution is for the calendar year in which you attain the applicable RMD age. You have the choice to take this first required minimum distribution during the calendar year you actually attain the applicable RMD age, or to delay taking it until the first three-month period in the next calendar year (January 1st — April 1st). Distributions must start no later than your “Required Beginning Date”, which is April 1st of the calendar year after the calendar year in which you attain the applicable RMD age. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and an eligible designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 25% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). This penalty tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These vary, depending on the status of your beneficiary (individual or entity) and when you die. The SECURE Act significantly amended the post-death required minimum distribution rules for distributions made beginning

January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths.

Individual beneficiary. Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years in accordance with federal tax rules. If your beneficiary is not an EDB, the entire interest must be distributed by the end of the calendar year which contains the tenth anniversary of your death. If you die before your Required Beginning Date, no distribution is required for a year before that tenth year. If you die on or after your Required Beginning Date, your beneficiary will be required to take an annual post-death required minimum distribution and all remaining amounts must be fully distributed by the end of the year containing the tenth anniversary of your death. It is the beneficiary’s responsibility to calculate and satisfy the required minimum distribution rules. Please consult your tax adviser to determine whether annual post-death required minimum distribution payments are required from your contract during the 10-year period. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status. An individual beneficiary who is an “eligible designated beneficiary” or “EDB” is able to take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

Under federal tax law, the following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust may be treated as an individual and not an entity beneficiary. When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. However, the contracts issued by the Company do not allow individual beneficiaries who are EDBs solely by virtue of being your minor children to stretch post-death required minimum distribution payments over their lives or life expectancies.

Spousal beneficiary. If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained the applicable RMD age. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches the applicable RMD age, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary. Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Additional Changes to post-death distributions after the SECURE Act. The SECURE Act applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the death of the original individual beneficiary will trigger the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1⁄2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1⁄2. Some of the available exceptions to the pre-age 59 1⁄2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	made in connection with the birth or adoption of a child as specified in the Code; or

•	in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See “Substantially equal withdrawals” under “Accessing your money”. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs”. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1⁄2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “traditional IRAs.”

The Investment Edge® Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover” contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See “Rollovers and direct transfer contributions to Roth IRAs” for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution required to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be “regular” contributions out of compensation.

Regular contributions to Roth IRAs

Limits on regular contributions. The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $7,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2024, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $7,000 your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” under traditional IRAs.

If you or your spouse are at least age 50 at any time during 2024, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax-free. Even if you are under age 59 1⁄2, the early dis-

tribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

•	you are age 59 1⁄2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•	your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S. source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contract holders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding. We must withhold federal income tax from distributions from annuity contracts and specified tax favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•	We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Unless the annuity contract owner elects a different rate on a Form W-4R, payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

Impact of taxes to the Company

The contracts provide that we may charge the Separate Account for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

9. More information

The Separate Account

Equitable America Variable Account No. 70A is a separate account of Equitable Financial Life Insurance Company of America under Arizona Insurance Law.

Separate Account No. 70 is a separate account of Equitable Financial Life Insurance Company under special provisions of New York Insurance Law.

Each variable investment option is a subaccount of the Separate Account. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in the Separate Account and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from the Separate Account that represent our investments in the Separate Account or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest the Separate Account assets in any investment permitted by applicable law. The results of the Separate Account’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in the Separate Account. However, the obligations themselves are obligations of the Company.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets, and the assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the contracts.

The Separate Account is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or the Separate Account. Although the Separate Account is registered, the SEC does not monitor the activity of the Separate Account on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;
(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5)	to deregister the Separate Account under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to the Separate Account;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to limit or terminate contributions or transfers into any of the variable investment options; and

(9)	to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, or in their respective SAIs, which are available upon request. See also Appendix “Portfolio Companies available under the contract”.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract, including amounts due under the Structured Overlay Strategies benefit, are supported by the Company’s general account and are subject to the Company’s claims-paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona (for Equitable America), the New York State Department of Financial Services (for Equitable Financial), and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

The disclosure with regard to the general account is subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic applications

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Purchasing the contract”.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	If your recurring transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date that is a non-business day, we will deduct the charge on the next business day.

•	If we have entered into an agreement with your broker-dealer for automated processing of contributions and/ or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions and transfers

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

About your voting rights

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees; or

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company’s separate accounts in connection with the Company’s variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. The affiliated Trust also sells its shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in the separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the ability of the principal underwriter (if applicable) to perform its contract with the Separate Account.

Financial statements

The financial statements of the Separate Account, as well as the financial statements and financial statement schedules of the Company, are incorporated by reference in the SAI. The financial statements and financial statement schedules of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. Transfer of an Inherited NQ contract is not permitted. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You may also add an owner to your contract if the new owner is younger than the original owner and your contract had only one owner when issued.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Benefits available under the contract”. You may direct the transfer of the values under your IRA contract to another similar arrangement under Federal income tax rules.

You may not assign your contract while you have an active Strategy. You may assign your contract upon the Strategy End Date if you do not elect to begin a new Strategy and you have no other active Strategies on that date. When you have an assignment in effect, you may not elect to begin a new Strategy until such assignment is no longer in effect.

Loans are not available under Investment Edge® ADV contracts.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other NQ deferred annuity contract issued by us or our affiliates in the same calendar year that you purchase the contract.

Following a collateral assignment, all withdrawals, distributions and payments are subject to the assignee’s prior approval and payment directions. We will follow such directions until the Company receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information”.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of the Separate Account. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is a wholly owned subsidiary of Equitable Financial. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1345 Avenue of the Americas, New York, NY 10105. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses”.

Equitable Advisors Compensation

The Company pays compensation to Equitable Advisors based on the advisory fee associated with the custodial account. For contracts sold through Equitable Advisors, Equitable Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. Equitable Advisors financial professionals and managerial personnel may also receive other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation. In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation

For contracts sold through Equitable Distributors, Equitable Distributors will not receive any compensation.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH161810. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE				Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91%	^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	7.62%	11.41%	—
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.54%	^	5.13%	1.57%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77%	^	4.35%	1.11%	0.60%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.31%		14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/American Century Moderate Growth AllocationΔ — EIMG; American Century Investment Management, Inc.	1.15%	^	15.62%	—	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%		25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%

TYPE				Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.03%	11.37%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	12.13%	13.88%	—
Asset Allocation	EQ/Goldman Sachs Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	17.62%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	13.97%	5.55%	—
Fixed Income	EQ/Intermediate Corporate Bond — EIMG; AllianceBernstein L.P.	0.65%	^	—	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.87%	0.39%	0.56%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.04%	8.10%	3.69%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Asset Allocation	EQ/JPMorgan Growth AllocationΔ — EIMG; J.P. Morgan Investment Management Inc.	1.15%	^	13.86%	6.97%	—
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Fixed Income	EQ/Long-Term Bond — EIMG	0.65%	^	6.35%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87%	^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%

TYPE			Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%^	12.01%	—	—
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.24%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE				Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.06%		16.86%	10.51%	7.29%
Equity	AB VPS Relative Value Portfolio — AllianceBernstein L.P.	0.86%		11.72%	11.57%	9.05%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.17%	^	15.70%	13.27%	9.33%
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund — Capital Research and Management Company	0.80%		14.02%	8.93%	6.98%
Equity	American Funds Insurance Series® Global Growth Fund — Capital Research and Management Company	0.91%	^	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.16%	^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® Growth-Income Fund — Capital Research and Management Company	0.78%		25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® International Growth and Income Fund — Capital Research and Management Company	1.06%		15.66%	5.86%	3.06%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	15.67%	8.37%	4.43%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock (Singapore) Limited	1.02%	^	12.49%	7.39%	4.63%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.17%		11.21%	4.13%	3.22%
Fixed Income	Federated Hermes High Income Bond Fund II — Federated Investment Management Company	1.06%	^	12.47%	4.49%	3.87%
Equity	Federated Hermes Kaufmann Fund II — Federated Equity Management Company of Pennsylvania; Federated Global Investment Management Corporation	1.80%	^	14.86%	7.04%	8.39%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%		14.80%	12.17%	7.86%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.90%		9.18%	3.47%	3.10%
Asset Allocation	First Trust Multi Income Allocation Portfolio(2) — First Trust Advisors L.P.; Stonebridge Advisors LLC, Energy Income Partners, LLC	1.14%	^	8.94%	6.25%	—
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.19%		10.51%	7.23%	6.53%
Asset Allocation	Franklin Allocation VIP Fund(2) — Franklin Advisers, Inc.	0.82%	^	14.61%	7.57%	4.75%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.71%		8.62%	6.98%	5.01%
Asset Allocation	Invesco V.I. Balanced-Risk Allocation Fund — Invesco Advisers, Inc.	1.13%	^	6.40%	4.66%	3.79%

TYPE				Average Annual Total Returns (as of 12/31/2023)
	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Specialty	Invesco V.I. Health Care Fund — Invesco Advisers, Inc.	1.23%		2.77%	8.49%	6.60%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%		15.13%	9.37%	7.73%
Fixed Income	Janus Henderson Flexible Bond Portfolio — Janus Henderson Investors US LLC	0.82%	^	5.29%	1.55%	1.66%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%		6.55%	3.14%	3.49%
Equity	Macquarie VIP Emerging Markets Series(1)(2) — Delaware Management Company; Macquarie Investment Management Global Limited	1.48%	^	13.44%	3.87%	2.38%
Equity	MFS® Investors Trust Series(2) — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS® Value Series — Massachusetts Financial Services Company	0.94%	^	7.63%	11.07%	8.25%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%	^	-7.93%	8.46%	-0.90%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.37%		11.00%	2.14%	2.67%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Pacific Investment Management Company LLC	1.01%		5.26%	0.97%	1.09%
Asset Allocation	PIMCO Global Managed Asset Allocation Portfolio — Pacific Investment Management Company LLC	1.34%	^	12.85%	7.20%	5.14%
Fixed Income	PIMCO Income Portfolio — Pacific Investment Management Company LLC	1.13%		8.14%	3.22%	—
Equity	Principal VC Blue Chip Account — Principal Global Investors, LLC (“PGI”)	1.05%	^	39.09%	—	—
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Asset Allocation	Putnam VT Global Asset Allocation Fund — Putnam Investment Management, LLC; Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%	^	17.48%	8.14%	6.35%
Equity	Putnam VT Research Fund — Putnam Investment Management, LLC; Putnam Investments Limited, The Putnam Advisory Company, LLC	0.99%		28.86%	16.15%	11.95%
Equity	T. Rowe Price Equity Income Portfolio II — T. Rowe Price Associates, Inc.	0.99%	^	9.31%	10.92%	7.57%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	2.88%	-2.13%	-0.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware VIP® Emerging Markets Series which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)	This investment option is only available if you purchased your contract before approximately November 13, 2023.

Appendix: Rules regarding contributions to your contract

The following tables describe the rules regarding contributions to your contract.

Contract Type	NQ
Issue Ages	• 0-85
Minimum initial contribution amount	• You may submit a contribution of any amount with your application. However, you are not required to submit an initial contribution to purchase the contract.
Minimum additional contribution amount	• $500
Source of contributions	• After-tax money. • Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
Limitations on contributions

•   No additional contributions after the date on which the older of the original Owner(s) and Annuitant(s) reaches age 86 or, if later, the first contract date anniversary. Notwithstanding anything to the contrary, payments from the Linked Managed Account to pay the charges for Strategies under the Structured Overlay Strategies benefit are generally permitted at all times.

Contract Type	Traditional IRA
Issue Ages	• 20-85
Minimum initial contribution amount	• You may submit a contribution of any amount with your application. However, you are not required to submit an initial contribution to purchase the contract.
Minimum additional contribution amount	• $50
Source of contributions

•   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

Limitations on contributions

•   No additional contributions after the date on which the Owner reaches age 86 or, if later, the first contract date anniversary. Notwithstanding anything to the contrary, payments from the Linked Managed Account to pay the charges for Strategies under the Structured Overlay Strategies benefit are generally permitted at all times.

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   Although we accept regular IRA contributions (limited to $7,000 for 2024) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during 2024.

Contract Type	Roth IRA
Issue Ages	• 20-85
Minimum initial contribution amount	• You may submit a contribution of any amount with your application. However, you are not required to submit an initial contribution to purchase the contract.
Minimum additional contribution amount	• $50
Source of contributions

•  Rollovers from another Roth IRA.

•  Rollovers from a “designated Roth contribution account” under specified retirement plans.

•  Conversion rollovers from a traditional IRA or other eligible retirement plan.

•  Direct custodian-to-custodian transfers from another Roth IRA.

•  Regular Roth IRA contributions.

•  Additional catch-up contributions.

Limitations on contributions

•  No additional contributions after the date on which the Owner reaches age 86 or, if later, the first contract date anniversary. Notwithstanding anything to the contrary, payments from the Linked Managed Account to pay the charges for Strategies under the Structured Overlay Strategies benefit are generally permitted at all times.

•  Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

•  Although we accept Roth IRA contributions (limited to $7,000 for 2024) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•  Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during 2024.

See “Purchasing the contract” and “Tax information” for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see “Dates and prices at which contract event occur” in “More information”. Please review your contract for information on contribution limitations.

Appendix: State contract availability and/or variations of certain features and benefits

The following information is a summary of the states where the Investment Edge® series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus.

States where certain Investment Edge® series contracts’ features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
Alaska	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Alaska, you may cancel your variable annuity contract and return it to us within 10 days (30 days if this is a replacement contract or longer if required by state law) from the date that you receive it and receive a refund of any contributions you made, plus or minus any investment gain or loss which applies to the variable investment options from the date such contribution was allocated to such variable investment options to the date of cancellation.
Arizona	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Arizona and you are age 65 or older at the time the contract is issues, you may return your Investment Edge® 21.0 prospectus within 30 days from the date that you receive it.
California	See “We generally require that the following types of communications be on specific forms we provide for that purpose (and submitted in the manner that the forms specify)” in “The Company” and “Withdrawing your account value” in “Accessing your money”	You are not required to use our forms when making a transaction request, including a withdrawal request. If a written request contains all the information required to process the request, we will honor it.

	See “How you can purchase and contribute to your contract” in “Purchasing the contract”	If you reside in California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option, the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to variable investment options other than the EQ/Money Market option, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

“Return of contribution” free look treatment available through certain selling brokers-dealers

State	Features and benefits	Availability or variation
California (continued)		Certain selling broker-dealers offer an allocation method designed to preserve your right to a return of your contributions during the free look period. At the time of application, you will instruct your financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract. Please consult your financial professional to learn more about the availability of “return of contribution” free look treatment.

If you choose “return of contribution” free look treatment of your contract, we will allocate your entire contribution and any subsequent contributions made during the 30 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

If you choose the “return of contribution” free look treatment and your contract is still in effect on the 30th day (or next business day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

Any transfers made prior to the expiration of the 30 day free look will terminate your right to “return of contribution” treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 30th day following the Contract Date described above. If you do not want the Company to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 30th day following the Contract Date to cancel.

	See “Dollar cost averaging” in “Benefits available under the contract”	If you enroll in a dollar cost averaging program and then exercise your right to cancel your contract during the free look period, you will be refunded your account value, which may be more or less than the total amount of your contributions to the contract.
Florida	See “How you can purchase and contribute to your contract” in “Purchasing the contract”	In the third paragraph of this section, item (ii) regarding the $2,500,000 limitation on contributions is deleted. The remainder of this section is unchanged.

	See “How you can purchase and contribute to your contract” in “Purchasing the contract”	We may not discontinue the acceptance of contributions.

	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

State	Features and benefits	Availability or variation
Florida (continued)	See “Special service charges” in “Charges and expenses”	We reserve the right to charge a maximum of $25.

The charge for third party transfers does not apply.
Idaho	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Idaho, you may cancel your variable annuity contract and return it to us within 20 days from the date that you receive it. You will receive a refund of all contributions paid.
Maine	Inherited NQ	Not available.
North Dakota	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of North Dakota, you may cancel your variable annuity contract and return it to us within 20 days from the date that you receive it. You will receive a refund of all contributions paid.
Pennsylvania	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Pennsylvania, you may cancel your variable annuity contract and return it to us within 10 days (20 days if this is a replacement contract involving another insurer or 45 days if this is a replacement contract involving the Company or its subsidiaries) from the date that you receive it and receive a refund of any contributions you made, plus or minus any investment gain or loss which applies to the variable investment options from the date such contribution was allocated to such variable investment options to the date of cancellation.
Rhode Island	See “Your right to cancel within a certain number of days” in “Purchasing the contract”

If you reside in the state of Rhode Island, and this is a non-replacement contract, you may cancel your variable annuity contract and return it to us within 20 days from the date that you receive it. You will receive a refund of all contributions paid.

If this is a replacement contract, you may cancel your variable annuity contract and return it to us within 30 days from the date that you receive it. You will receive a refund of any contributions, plus or minus any investment gain or loss as of the date of the cancellation.

South Dakota	Inherited NQ	Not available.
	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of South Dakota, you may cancel your variable annuity contract and return it to us within 30 days from the date that you receive it.
Texas	See “Your right to cancel within a certain number of days” in “Purchasing the contract”	If you reside in the state of Texas, you may cancel your variable annuity contract and return it to us within 20 days from the date that you receive it. You will receive a refund of all contributions paid.

Appendix: Strategy Value

We calculate the Strategy Value for each Strategy on each business day from the Strategy Start Date to the day before the Strategy End Date. The calculation is a formula designed to measure the fair value of your Strategy on the particular interim date using hypothetical derivatives that replicate the Strategy Payoff. The formula we use, in part, derives the fair value of hypothetical investments in derivatives including the provision for transaction costs. This formula provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of the Strategy, if any, are treated. We are not required to hold such investments in relation to the Strategies and may or may not choose to do so. You are not affected by the performance of any of our investments (or lack thereof) relating to the Strategies. You should note that even if the Benchmark has declined, the calculation of your Strategy Value may result in a lower amount than you anticipate or no Strategy Value at all. We have included examples of calculations of Strategy Values under various hypothetical situations at the end of this Appendix.

Calculation Formula

The Strategy Value is calculated as follows:

Strategy Value = Fair Value of Hypothetical Derivatives – Present Value of Future Strategy Charges

However, the Strategy Value will never be less than zero.

Fair Value of Hypothetical Derivatives

We use hypothetical options that are designed for each Strategy Type to estimate the market value, at the time the Strategy Value is calculated, of the risk of Benchmark decline at the end of the Strategy. When valuing the hypothetical derivatives as part of the Strategy Value calculation, we use market standard models and inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical derivatives before the Strategy End Date. Our fair market value methodology may result in a fair value that is higher or lower than the fair value other methodologies and models would produce. Our fair value may also be higher or lower than the actual market price of the identical derivatives. As a result, the Strategy Value you receive may be higher or lower than what other methodologies and models would produce. Please note that based on market conditions and other factors, including Strategy Duration, the estimated cost of exiting hypothetical derivatives will likely vary between Strategies with different Strategy Types, as well as between Strategies of the same Strategy Type that have different Strategy Start Dates. We periodically reevaluate our estimated exit costs and our underlying estimated exit costs methodology based on a number of factors, including past experience, and may prospectively adjust the estimated cost of exiting hypothetical derivatives up or down.

At the time the Strategy Value is determined, the Fair Value of Hypothetical Derivatives is calculated using the following hypothetical options:

Benchmark Overly Strategy	Options Package
Full Protection	Long At-the-Money Put at strike price of 100%
X% Buffer Protection	Long At-the-Money Put at strike price of 100% and Short Out-of-the Money Put at strike price equal to X
X% Floor Protection	Long Out-of-the-Money Put at strike price of X

Present Value of Future Rider Fees

We calculate the present value of Strategy charges from the next calendar quarter after the date of calculation to the Strategy End Date. The present value is calculated using swap rates to account for the timing of the future Structured Overlay Strategies benefit charges. While withdrawing or transferring the Strategy Value from a Strategy will reduce or eliminate the Covered Amount upon which the ongoing quarterly charge for the Strategy is based, the calculation of the Strategy Value deducts the present value of future charges for the Strategy as part of the Strategy Value calculation. This means that when you take a withdrawal or transfer Strategy Value prior to the Strategy End Date, you realize the deduction of the future charges you would have paid on the withdrawn or transferred amount.

Examples: Strategy Value

Item	Buffer Protection
Strategy Duration (in months)	60	60
Valuation Date (months since Strategy Start Date)	3	57
Covered Amount	$100,000	$100,000
Buffer	10%	10%
Time to Maturity (in months)	57	3

Assuming the change in the Benchmark is -10%
Fair Value of Hypothetical Derivatives
Present Value of Future Fees
Strategy Value

Assuming the change in the Benchmark is -30%
Fair Value of Hypothetical Derivatives
Present Value of Future Fees
Strategy Value

Examples: Effect of Withdrawals on Strategy Value

Item	Buffer Protection
Strategy Duration (in months)	60	60
Valuation Date (months since Strategy Start Date)	3	57
Covered Amount	$100,000	$100,000
Buffer	10%	10%
Time to Maturity (in months)	57	3
Amount Withdrawn	$10,000	$10,000

Assuming the change in the Benchmark is -10%
Strategy Value
Percent Withdrawn
New Covered Amount
New Strategy Value

Assuming the change in the Benchmark is -30%
Strategy Value
Percent Withdrawn
New Covered Amount
New Strategy Value

Appendix: Index Publishers

Appendix: Historical Rate Sheet Supplement Information

Below are the historical charges for Strategies under the Structured Overlay Strategies Benefit as described in this Prospectus. You may contact us at 1-800-789-7771 for the charge applicable to your Strategies. A complete description of the Structured Overlay Strategies benefit can be found in the “Benefits available under the contract” section.

Investment Edge® 21.0 Series ADV with Structured Overlay Strategies

Issued by

Equitable Financial Life Insurance Company of America	Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (“SAI”) that includes additional information about Investment Edge® 21.0 Series ADV with Structured Overlay Strategies, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 70. The SAI is incorporated by reference into this Prospectus. The SAI is available free of charge. To request a copy of the SAI, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The SAI is also available at our website, www.equitable.com/ICSR#EQH161810.

We file periodic reports and other information about Investment Edge® 21.0 Series ADV with Structured Overlay Strategies, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 70 as required under the federal securities laws. Those reports and other information about us are available on the SEC’s website at http://www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Class/Contract Identifier: [ ]

PART C

OTHER INFORMATION

ITEM 27.	EXHIBITS

(a)  Board of Directors Resolutions.

Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 7, 1996.

(b)  Custodial Agreements. Not applicable.

(c) Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(a)(v)

Amended and Restated Distribution Agreement dated November 1, 2023, by and between Equitable Financial Life Insurance Company and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 25, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.333-05593) on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(d)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(d)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(d)(xxi)

Twenty Second Amendment to General Agent Sales Agreement dated November 13, 2023, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File 333-248863) filed on April 22, 2024.

(e)

Broker-Dealer and General Agent Sales Agreement between Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to Registration Statement filed on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(f)

Wholesale Broker-Dealer Supervisory and Sale Agreement between the Broker-Dealer and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(g)

Broker General Agent Agreement between Broker General Agent and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(g)(i)

Amendment to Brokerage General Agent Sales Agreement between Brokerage General Agency and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(h)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(i)

Amended and Restated Agreement for Cooperative and Joint Use of Personnel, Property and Services between Equitable Financial Life Insurance Company and Equitable Distributors, LLC, dated November 1, 2023, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

(d)	Contracts. (Including Riders and Endorsements)

	(a)	Form of Contract, 2021BASE1-A, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(a)(1)	Form of Contract, 2021BASE1-B, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(b)	Form of Contract, 2021BASE2-A, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(b)(1)	Form of Contract, 2021BASE2-B, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(c)	Form of Data Pages, 2021DPB-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(d)	Form of Data Pages, 2021DPC-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(e)	Form of Data Pages, 2021DPADV-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(f)	Form of ROP Death Benefit Rider, 2021ROPDB-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(g)	Form of Endorsement Applicable to the NQ Income Edge Series Payment Programs, 2021NQPP-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(h)	Form of Endorsement Applicable to the Spousal Continuation and Beneficiary Continuation Options Under your Contract, 2021CCOBR-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(i)	Form of Inherited Non-Qualified Payout Endorsement, 2021NHNQ-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(j)	Form of NQ Endorsement, 2021NQ-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(k)	Form of IRA Endorsement, 2021IRA-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(l)	Form of Roth Endorsement, 2021ROTH-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(m)	Form of Endorsement Applicable to SEP-IRA Contracts, 2021SEP-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(n)	Form of Inherited IRA Endorsement, 2021INHIRA-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(o)	Form of Inherited Roth IRA Endorsement, 2021INROTH-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(p)	Form of QP-DB Endorsement, 2021QPDB-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(q)	Form of QP-DC Endorsement, 2021QPDC-IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(r)	Form of TGAP 1 Data Pages, 2021TGAP1, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(s)	Form of TGAP 2 Data Pages, 2021TGAP2, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(t)	Form of TGAP 3 Data Pages, 2021TGAP3, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(u)	Form of SIO Rider, 2021SIO, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(v)	Form of [Growth Multiplier] Segment Option Rider, 2023-GM, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

	(w)	Form of Endorsement Applicable to the Segment Interim Value, 2023-SIV, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

	(x)	Form of Rider 2024-SOS, filed herewith to the Registration Statement on Form N-4 (File No. 333-248863).

(e)	Applications.

	(a)	Form of Advisors Application, 2021 App 01 IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(b)	Form of ADL Application, 2021 App 02 IE, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(c)	Form of Advisors Application (ADV), 2021 App 01 IE ADV, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(d)	Form of ADL Application (ADV), 2021 App 02 IE ADV, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(e)	Form of SEL Application, 2021 APP 01 IE SEL, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

	(f)	Form of SEL Application, 2021 APP 02 IE SEL, incorporated herein by reference to Registration Statement No. 333-248863 filed on December 21, 2020.

(f)		Depositor’s Certificate of Incorporation and By-Laws.

	(a)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6, (File No. 333-232418), filed on June 29, 2020.

	(b)	By-Laws of Equitable Financial Life Insurance Company, as amended June 15, 2020, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418), filed on June 29, 2020

	(b)(i)	Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts.

	(a)	Assumption Reinsurance Agreement between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America, executed January 1, 2024, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

(h)	Participation Agreements.

	(a)	Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

	(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

	(a)(ii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

	(a)(iii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

	(a)(iv)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

	(a)(v)	Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

	(a)(vi)	Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

	(a)(vii)	Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

	(a)(viii)	Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

	(a)(ix)	Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

	(a)(x)	Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

	(a)(xi)	Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

	(a)(xii)	Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

	(a)(xiii)	Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

	(a)(xiv)	Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

	(a)(xv)	Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

	(a)(xvi)	Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2013.

	(a)(b)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

	(a)(b)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iv)	Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(v)	Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(vi)	Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

	(a)(b)(vii)	Amendment No.6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

	(a)(b)(viii)	Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

	(a)(b)(ix)	Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

	(a)(b)(x)	Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

	(a)(b)(xi)	Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

	(a)(b)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on July 31, 2018.

	(a)(b)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

	(a)(b)(xiv)	Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xv)	Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xvi)	Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

	(a)(b)(xvii)	Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

	(a)(b)(xviii)	Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

	(a)(b)(xix)	Amendment No. 18 dated August 19, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

	(a)(b)(xx)	Amendment No. 19 dated November 17, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

	(a)(b)(xxi)	Amendment No. 20 dated March 16, 2023 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 29, 2023.

	(a)(b)(xxii)	Amendment No. 21 dated July 31, 2023, to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 7, 2024.

	(b)	Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(b)(i)	Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, xLLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

	(b)(ii)	Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

	(b)(iii)	Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

	(b)(iv)	Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(b)(v)	Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

	(c)	Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-153809), filed on July 8, 2011.

	(c)(i)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(c)(ii)	Amendment No. 3, effective September 1, 2013 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

	(c)(iii)	Amendment No. 4 effective October 1, 2020 to the Participation Agreement dated October 15, 2009 among Equitable Financial Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(c)(iv)	Sixth Amendment, effective September 19, 2022 to the Participation Agreement dated October 15, 2009, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 21, 2023.

	(d)	Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(d)(i)	Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(d)(ii)	Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

	(d)(iii)	Amendment No. 5, executed as of September 12, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(d)(iv)	Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

	(d)(v)	Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 2, 2021.

	(d)(vi)	Amendment to Fund Participation Agreement, entered into December 30, 2020, and is made effective July 1, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

	(d)(vii)	Amendment to Fund Participation Agreement, entered into July 1, 2021 to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

	(e)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

	(e)(i)	First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(e)(ii)	Third Amendment effective January 27, 2021 to Amended and Restated Participation Agreement dated April 16, 2010 among Equitable Life Insurance Company, each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, and Fidelity Distributors Company LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

	(e)(iii)	Fourth Amendment effective August 11, 2022 to Amended and Restated Participation Agreement dated April 16, 2010 among Equitable Life Insurance Company, each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, and Fidelity Distributors Company LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

	(f)	Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(f)(i)	Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 24, 2012.

	(f)(ii)	Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(f)(iii)	Amendment No. 6, dated as of December 1, 2020, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

	(f)(iv)	Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

	(f)(v)	Amendment No. 8 dated September 15, 2023, to Participation Agreement dated July 1, 2005, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Distributors, LLC, Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 7, 2024.

	(g)	Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(g)(i)	Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(g)(ii)	Amendment No. 2 dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

	(h)	Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(h)(i)	Amendment No. 1, effective September 30, 2009, to the Participation Agreement dated July 20, 2005 by and among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 21, 2023.

	(h)(ii)	Amendment No. 2, effective April 12, 2010, to the Participation Agreement dated July 20, 2005 by and among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 21, 2023.

	(h)(iii)	Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(h)(iv)	Amendment No. 4, effective August 16, 2019 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 23, 2020.

	(h)(v)	Amendment No. 5, effective May 1, 2021 to the Participation Agreement dated July 20, 2005 among Equitable Financial Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

	(i)	Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(i)(i)	Third Amendment dated October 20, 2009 effective October 20, 2009, to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(i)(ii)	Fourth Amendment, effective April 1, 2010, to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, incorporated herein by reference to Registration Statement on Form N-4 (333-248863) filed on April 22, 2021.

	(i)(iii)	Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(i)(iv)	Sixth Amendment, effective September 18, 2013, to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-248863) filed on April 22, 2021.

	(i)(v)	Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(i)(vi)	First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(i)(vii)	Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(i)(viii)	Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

	(j)	Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

	(j)(i)	Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(j)(ii)	Second Amendment to Participation Agreement effective October 1, 2020, to Participation Agreement dated August 27, 2010, by and among Equitable Financial Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) on April 21, 2021.

	(k)	Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

	(k)(i)	Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

	(k)(ii)	Amendment effective September 28, 2020, to Participation Agreement dated April 20, 2012, by and among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(k)(iii)	Second Amendment effective December 15, 2020, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(k)(iv)	Third Amendment effective August 2, 2021, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 22, 2022.

	(l)	Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

	(l)(i)	First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

	(l)(ii)	Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

	(l)(iii)	Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

	(l)(iv)	Fourth Amendment, effective November 17, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

	(l)(v)	Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

	(l)(vi)	Sixth Amendment dated September 25, 2023, to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 7, 2024.

	(m)	Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, a series of Delaware Management Business Trust and Delaware Distributors, L.P. dated July 9, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

	(m)(i)	Amendment No. 1, effective August 23, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

	(m)(ii)	Amendment to Participation Agreement effective August 6, 2020 to Participation Agreement dated July 9, 2010 by and among Equitable Financial Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(m)(iii)	Third Amendment to Participation Agreement effective February 8, 2021 to Participation Agreement dated July 9, 2010 by and among Equitable Financial Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 22, 2022.

	(n)	Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series, dated July 26, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

	(n)(i)	Amendment No. 1, effective August 29, 2013 to the Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

	(n)(ii)	Amendment to Fund Participation Agreement effective August 11, 2020 to Fund Participation Agreement dated July 26, 2005 between AXA Equitable Life Insurance Company and Janus Aspen Series, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on April 21, 2021.

	(n)(iii)	Third Amendment to Fund Participation Agreement effective February 10, 2021 to Fund Participation Agreement dated July 26, 2005 by and among Equitable Financial Life Insurance Company and Janus Aspen Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

	(o)	Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

	(o)(i)	Amendment to Participation Agreement effective October 26, 2020 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(o)(ii)	Second Amendment to Participation Agreement effective December 1, 2020 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(o)(iii)	Letter dated February 5, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-178750) filed on April 22, 2022.

	(o)(iv)	Third Amendment to Participation Agreement March 3, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-178750) filed on April 22, 2022.

	(o)(v)	Fourth Amendment to Participation Agreement effective September 19, 2022 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333- 229766) filed on February 3, 2023.

	(p)	Participation Agreement by and among AXA Equitable Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated October 9, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

	(p)(i)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Federated Insurance Series and Federated Securities Corp., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(p)(ii)	Notices Amendment to Fund Participation Agreement, effective April 28, 2020 to the Fund Participation Agreement dated October 8, 2013, by and among Federated Securities Corp., Federated Insurance Series and AXA Equitable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(p)(iii)	Third Amendment to Fund Participation Agreement effective March 4, 2021 to the Fund Participation Agreement dated October 9, 2013 by and between AXA Equitable Life Insurance Company, Federated Hermes Insurance Series and Federated Securities Corp. incorporated herein by reference to Registration Statement on Form N-4 (333-248863) filed on April 21, 2023.

	(p)(iv)	Fourth Amendment to Fund Participation Agreement effective June 13, 2022 to the Fund Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Federated Hermes Insurance Series and Federated Securities Corp. incorporated herein by reference to Registration Statement on Form N-4 (333-248863) filed on April 21, 2023.

	(q)	Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

	(q)(i)	First Amendment to Participation Agreement effective December 15, 2020 to Participation Agreement dated October 10, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Putnam Variable Trust and Putnam Retail Management Limited Partnership, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(q)(ii)	Amendment dated July 31, 2023, to the Participation Agreement dated October 10, 2023, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Putnam Variable Trust and Putnam Retail Management and Limited Partnership, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

	(r)	Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(r)(i)	Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the “Agreement”), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(r)(ii)	Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the “Agreement”) by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(r)(iii)	Amendment to Participation Agreement effective August 3, 2020, to the Participation Agreement dated December 1, 2010, by and among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) on April 21, 2021.

	(s)	Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(s)(i)	Amendment No. 1, effective February 18, 2010 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

	(s)(ii)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(s)(iii)	Amendment No. 3, dated September 6, 2013, to the Participation Agreement dated October 16, 2009 as amended by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

	(s)(iv)	Amendment to Participation Agreement effective September 4, 2020 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(s)(v)	Amendment No. 6 dated October 25, 2022, to the Participation Agreement (the “Agreement”), dated October 16, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 21, 2023.

	(t)	Participation Agreement dated January 7, 2022, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Principal Variable Contracts Funds, Inc., Principal Global Investors, LLC and Principal Funds Distributor, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248863) filed on April 22, 2022.

	(t)(i)	First Amendment dated September 20, 2023, to Participation Agreement, dated January 7, 2022, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Principal Variable Contracts Funds, Inc., Principal Global Investors, LLC and Principal Funds Distributor, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2024.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion and Consent of Counsel, filed herewith.

(l) Other Opinions.

(a)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(b)	Powers of Attorney, filed herewith.

(m) Omitted Financial Statements. Not applicable.

(n) Initial Capital Agreements. Not applicable.

(o) Form of Initial Summary Prospectuses, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on February 5, 2021.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1345 Avenue of the Americas, New York, New York 10105. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR

DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Hollister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

ITEM 29.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Separate Account No. 70 (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2024 is filed herewith to Registration Statement (File No. 333-248863) on Form N-4.

ITEM 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (the “Company) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)	Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)	Separate Account No. 49B of Equitable Colorado

(iii)	EQ Advisors Trust

(iv)	Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account No. 70A.

(b) Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account No. 301.

(c) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC:

EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Tracy Zimmerer	Vice President, Principal Operations Officer

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Constance (Connie) Weaver	Vice President

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Signatory Officer

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Jim Kais	Director and Head of Group Retirement

*Jason Brown	Deputy Chief Compliance Officer

*Ursula Carty	Head of Commercial Line Marketing

*Amy Feintuch	Head of Independent Relationships - Financial Protection

*Steve Junge	National Sales Manager - 1290 Funds

*James O’Connor	Head of Business Development and Key Accounts Group Retirement

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Arielle D’ Auguste	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Signatory Officer, Chief Risk Officer and Treasurer

*Francesca Divone	Secretary

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1345 Avenue of the Americas NY, NY 10105

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

ITEM 32.	Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

ITEM 33.	Management Services

Not applicable.

ITEM 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of May, 2024.

SEPARATE ACCOUNT NO. 70
(Registrant)

Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal Arlene Isaacs-Lowe Daniel G. Kaye	Joan Lamm-Tennant Craig MacKay Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
May 24, 2024